Madison Funds | January 31, 2023

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 93.1%
Alternative Funds - 0.4%
Invesco Optimum Yield Diversified Commodity Strategy ETF	15,462	$231,157

Bond Funds - 64.5%
iShares Treasury Floating Rate Bond ETF	61,752	3,122,181
Janus Henderson Mortgage-Backed Securities ETF	56,451	2,656,584
Madison Core Bond Fund, Class R6 (A)	1,569,138	14,122,241
Schwab Intermediate-Term U.S. Treasury ETF	113,728	5,728,480
Vanguard Extended Duration Treasury ETF (B)	33,626	3,068,709
Vanguard Short-Term Corporate Bond ETF	61,686	4,717,745

		33,415,940
Foreign Stock Funds - 5.8%
iShares MSCI China ETF	12,123	649,550
iShares MSCI International Quality Factor ETF	22,545	791,104
Vanguard FTSE All-World ex-U.S. ETF	29,048	1,583,116

		3,023,770
Stock Funds - 22.4%
Distillate U.S. Fundamental Stability & Value ETF	73,694	3,213,795
Energy Select Sector SPDR Fund ETF	8,642	777,175
iShares Core S&P Small-Cap ETF	10,273	1,064,694
Madison Dividend Income Fund, Class R6 (A)	18,349	526,240
Madison Investors Fund, Class R6 (A)	132,850	3,257,477
Schwab U.S. Dividend Equity ETF (B)	10,375	800,016
VanEck Gold Miners ETF	15,763	504,731
Vanguard Health Care ETF	2,107	518,491
Vanguard Information Technology ETF (B)	2,686	941,121

		11,603,740

Total Investment Companies ( Cost $50,856,265 )		48,274,607

SHORT-TERM INVESTMENTS - 9.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 4.18%	3,285,041	3,285,041
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.35%	1,727,142	1,727,142

Total Short-Term Investments ( Cost $5,012,183 )		5,012,183

TOTAL INVESTMENTS - 102.8% ( Cost $55,868,448 )		53,286,790
NET OTHER ASSETS AND LIABILITIES - (2.8%)		(1,439,466)

TOTAL NET ASSETS - 100.0%		$51,847,324

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $1,754,025, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor's.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 90.5%
Alternative Funds - 0.9%
Invesco Optimum Yield Diversified Commodity Strategy ETF	61,032	$912,428

Bond Funds - 41.2%
iShares Treasury Floating Rate Bond ETF	143,360	7,248,282
Janus Henderson Mortgage-Backed Securities ETF (A)	56,759	2,671,078
Madison Core Bond Fund, Class R6 (B)	2,055,357	18,498,210
Schwab Intermediate-Term U.S. Treasury ETF	118,322	5,959,879
Vanguard Extended Duration Treasury ETF (A)	43,791	3,996,367
Vanguard Short-Term Corporate Bond ETF	54,584	4,174,584

		42,548,400
Foreign Stock Funds - 10.5%
iShares MSCI China ETF	42,525	2,278,490
iShares MSCI International Quality Factor ETF (A)	81,003	2,842,395
Vanguard FTSE All-World ex-U.S. ETF	105,290	5,738,305

		10,859,190
Stock Funds - 37.9%
Distillate U.S. Fundamental Stability & Value ETF	200,334	8,736,566
Energy Select Sector SPDR Fund ETF	31,835	2,862,921
iShares Core S&P Small-Cap ETF	40,917	4,240,638
Madison Dividend Income Fund, Class R6 (B)	36,660	1,051,413
Madison Investors Fund, Class R6 (B)	447,118	10,963,337
Schwab U.S. Dividend Equity ETF	47,916	3,694,803
VanEck Gold Miners ETF	47,022	1,505,644
Vanguard Health Care ETF	8,518	2,096,109
Vanguard Information Technology ETF	11,362	3,981,018

		39,132,449

Total Investment Companies ( Cost $94,171,089 )		93,452,467
SHORT-TERM INVESTMENTS - 10.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 4.18%	9,974,187	9,974,187
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.35%	1,258,150	1,258,150

Total Short-Term Investments ( Cost $11,232,337 )		11,232,337

TOTAL INVESTMENTS - 101.4% ( Cost $105,403,426 )		104,684,804
NET OTHER ASSETS AND LIABILITIES - (1.4%)		(1,398,999)

TOTAL NET ASSETS - 100.0%		$103,285,805

(A)	All or a portion of these securities, with an aggregate fair value of $1,345,685, are on loan as part of a securities lending program. See footnote (C) and Note 5 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor's.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 87.4%
Alternative Funds - 1.1%
Invesco Optimum Yield Diversified Commodity Strategy ETF	39,555	$591,347

Bond Funds - 22.3%
iShares Treasury Floating Rate Bond ETF	81,319	4,111,489
Janus Henderson Mortgage-Backed Securities ETF (A)	11,517	541,990
Madison Core Bond Fund, Class R6 (B)	520,677	4,686,096
Schwab Intermediate-Term U.S. Treasury ETF (A)	21,787	1,097,411
Vanguard Extended Duration Treasury ETF (A)	14,482	1,321,627
Vanguard Short-Term Corporate Bond ETF	7,006	535,819

		12,294,432
Foreign Stock Funds - 14.9%
iShares MSCI China ETF	30,695	1,644,638
iShares MSCI International Quality Factor ETF (A)	46,765	1,640,984
Vanguard FTSE All-World ex-U.S. ETF	90,742	4,945,439

		8,231,061
Stock Funds - 49.1%
Distillate U.S. Fundamental Stability & Value ETF	127,384	5,555,216
Energy Select Sector SPDR Fund ETF	22,354	2,010,295
iShares Core S&P Small-Cap ETF	28,437	2,947,211
Madison Dividend Income Fund, Class R6 (B)	28,260	810,487
Madison Investors Fund, Class R6 (B)	304,418	7,464,323
Schwab U.S. Dividend Equity ETF (A)	32,195	2,482,556
VanEck Gold Miners ETF	37,327	1,195,211
Vanguard Health Care ETF (A)	6,626	1,630,526
Vanguard Information Technology ETF (A)	8,418	2,949,499

		27,045,324

Total Investment Companies ( Cost $47,116,361 )		48,162,164
SHORT-TERM INVESTMENTS - 22.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 4.18%	7,001,189	7,001,189
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.35%	5,592,504	5,592,504

Total Short-Term Investments ( Cost $12,593,693 )		12,593,693

TOTAL INVESTMENTS - 110.3% ( Cost $59,710,054 )		60,755,857
NET OTHER ASSETS AND LIABILITIES - (10.3%)		(5,688,228)

TOTAL NET ASSETS - 100.0%		$55,067,629

(A)	All or a portion of these securities, with an aggregate fair value of $6,416,192, are on loan as part of a securities lending program. See footnote (C) and Note 5 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor's.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
MUNICIPAL BONDS - 98.0%
Airport - 5.4%
Manassas Park Economic Development Authority, 5%, 12/15/28	$200,000	$227,851
Metropolitan Washington Airports Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	500,000	525,258
Norfolk Airport Authority, Series A, 4%, 7/1/23	255,000	256,414

		1,009,523
Development - 8.5%
Fairfax County Economic Development Authority, Series A, (Prerefunded 10/1/24 @ $100), 5%, 10/1/26	150,000	156,309
Loudoun County Economic Development Authority, Series A, 5%, 12/1/25	125,000	134,719
Loudoun County Economic Development Authority, Series A, 5%, 12/1/30	165,000	193,998
Loudoun County Economic Development Authority, Series A, 4%, 12/1/37	500,000	526,370
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	286,828
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	291,914

		1,590,138
Education - 10.8%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	334,438
Richmond, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	438,654
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	500,000
Virginia College Building Authority, Series A, 5%, 9/1/34	125,000	141,714
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	386,900
Virginia Public School Authority, Series A, (ST AID WITHHLDG), 5%, 8/1/30	175,000	209,209

		2,010,915
Facilities - 9.4%
Henry County Industrial Development Authority, 4.125%, 11/1/50	250,000	250,678
Lynchburg, (ST AID WITHHLDG), 5%, 6/1/26	115,000	119,009
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	106,605
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	443,078
Pulaski County, (ST AID WITHHLDG), 5%, 2/1/24	325,000	333,344
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	249,810
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	258,759

		1,761,283
General Obligation - 38.7%
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/27	150,000	164,287
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	112,602
Arlington County, Series B, (Prerefunded 8/15/24 @ $100), (ST AID WITHHLDG), 5%, 8/15/27	175,000	182,041
Arlington County, Series A, (Prerefunded 8/15/26 @ $100) (A), 5%, 8/15/30	600,000	658,065
Chesterfield County Economic Development Authority, Series B, 3%, 4/1/38	285,000	261,847
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	504,334
Commonwealth of Virginia, Series A, 3%, 6/1/32	300,000	308,581
Danville, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	192,490
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	451,702
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/36	270,000	311,844
James City County Economic Development Authority, 5%, 6/15/30	500,000	572,130
Leesburg, (ST AID WITHHLDG), 5%, 1/15/25	90,000	94,719
Loudoun County, Series A, (ST AID WITHHLDG), 5%, 12/1/24	400,000	419,605
Norfolk, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	522,506
Poquoson, (ST AID WITHHLDG), 4%, 2/15/29	425,000	462,749
Portsmouth, Series A, (Prerefunded 2/1/23 @ $100), (ST AID WITHHLDG), 5%, 2/1/31	75,000	75,000
Spotsylvania County, (ST AID WITHHLDG), 5%, 1/15/24	200,000	205,036
Suffolk, 5%, 2/1/29	100,000	113,742

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Vienna, (ST AID WITHHLDG), 4%, 3/1/30	225,000	245,158
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	253,012
Virginia Public Building Authority, Series A, 5%, 8/1/31	110,000	128,736
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	251,175
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	267,771
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	5,000	5,011
Virginia Resources Authority, Series A, 5%, 11/1/28	60,000	61,237
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	282,796
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	131,361
		7,239,537
Medical - 1.5%
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	273,386

Multifamily Housing - 1.0%
Virginia Housing Development Authority, Series K, (GNMA/FNMA/FHLMC COLL), 2.125%, 12/1/36	245,000	192,777

Power - 4.4%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	297,640
Virginia Commonwealth Transportation Board, 5%, 5/15/26	220,000	240,098
Virginia Small Business Financing Authority, 5%, 11/1/25	265,000	283,399
		821,137
Transportation - 9.3%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37	170,000	193,421
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	508,081
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	804,903
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	225,337
		1,731,742
Water - 9.0%
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	180,861
Fairfax Sewer Revenue County, Series A, 4%, 7/15/41	210,000	220,803
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	461,066
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	280,548
Henrico Water & Sewer Revenue County, (Prerefunded 5/1/26 @ $100), 5%, 5/1/27	150,000	163,099
Upper Occoquan Sewage Authority, 3%, 7/1/46	300,000	263,242
Upper Occoquan Sewage Authority, 3%, 7/1/49	140,000	119,563
		1,689,182
TOTAL INVESTMENTS - 98.0% ( Cost $18,607,358 )		18,319,620
NET OTHER ASSETS AND LIABILITIES - 2.0%		373,178
TOTAL NET ASSETS - 100.0%		$18,692,798

(A)	Restricted. The cost of the security acquired on 6/13/19 is $667,897. The value is $658,065, representing 3.5% of net assets.
AMT	Alternative Minimum Tax.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
MBIA	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
MUNICIPAL BONDS - 98.6%
Alabama - 7.0%
Butler County Board of Education, (AGM), (Prerefunded 1/1/25 @ $100), 5%, 7/1/37	$235,000	$246,207
Mobile County, General Obligation, 5%, 2/1/39	610,000	691,621
Pike Road, Authority Revenue, 4%, 9/1/31	170,000	175,218
UAB Medicine Finance Authority Revenue, Series B, 5%, 9/1/27	150,000	166,699
		1,279,745
Arkansas - 1.0%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	184,026

California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5%, 7/1/40	120,000	130,487

Colorado - 3.9%
Colorado Springs Utilities System Revenue, Series A, 4%, 11/15/40	250,000	255,467
El Paso County Facilities Corp., Series A, 5%, 12/1/27	400,000	448,427
		703,894
Florida - 2.0%
City Of South Miami Health Facilities Authority, Inc., 5%, 8/15/24	100,000	103,706
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	267,801
		371,507
Georgia - 2.4%
Americus-Sumter Payroll Development Authority, Series A, 3.25%, 6/1/33	150,000	152,990
Atlanta Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	291,502
		444,492
Hawaii - 2.6%
Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	466,294

Idaho - 2.8%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	510,135

Illinois - 8.8%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5%, 12/1/35	545,000	606,229
Cook County School District No. 111 Burbank, (BAM-TCRS), 4%, 12/1/37	200,000	203,830
Du Page County School District No. 45, 4%, 1/1/26	460,000	479,632
Palatine Village, General Obligation, 2%, 12/1/28	175,000	165,818
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	152,065
		1,607,574
Indiana - 5.6%
Indianapolis Local Public Improvement Bond Bank, Series C, 5%, 2/1/24	175,000	179,458
Lincoln Center Building Corp., 4%, 8/1/28	285,000	307,390
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	535,997
		1,022,845
Kansas - 1.2%
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	225,386

Kentucky - 2.6%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	463,727

Louisiana - 0.9%
Lafourche Parish School Board, 4%, 3/1/33	150,000	163,903

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Tax-Free National Fund Portfolio of Investments (unaudited)

Michigan - 1.5%
Kalamazoo Public Schools, 5%, 5/1/26	250,000	263,705

Mississippi - 2.9%
Medical Center Educational Building Corp., Series A, 5%, 6/1/30	475,000	523,213

Montana - 1.7%
Four Corners County Water & Sewer District, Series A, (AGM), 4%, 7/1/25	300,000	310,283

New Jersey - 6.5%
New Jersey Economic Development Authority Revenue, Series NN, 5%, 3/1/26	450,000	450,819
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	285,533
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	291,474
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	152,371
		1,180,197
New Mexico - 1.2%
Otero County, (BAM), 4%, 12/1/28	195,000	208,778

New York - 4.2%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	111,658
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	290,568
Port Authority of New York & New Jersey, Series 85th, (GO of AUTH), 5.375%, 3/1/28	325,000	352,947
		755,173
Ohio - 2.8%
Cleveland-Cuyahoga County Port Authority (A), 5%, 7/1/24	500,000	516,296

Oklahoma - 4.2%
Elk City Industrial Authority, 4%, 5/1/30	335,000	357,380
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	402,937
		760,317
Pennsylvania - 5.6%
City of Pittsburgh, 4%, 9/1/35	350,000	367,925
Commonwealth Financing Authority, Series A, 5%, 6/1/35	370,000	386,566
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	261,646
		1,016,137
Texas - 7.1%
Austin, General Obligation, 5%, 9/1/26	550,000	588,079
Center, General Obligation, 3%, 8/15/34	410,000	399,905
Harris County Toll Road Authority, 4%, 8/15/38	300,000	305,895
		1,293,879
Utah - 3.4%
Ogden City Sewer & Water Revenue, Series A, 4%, 6/15/31	250,000	276,539
Utah Transit Authority, Series A, (BHAC-CR), 5%, 6/15/35	280,000	337,186

		613,725
Virginia - 7.9%
Fairfax County Economic Development Authority, Series A, 5%, 9/1/38	90,000	99,396
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	291,914
Southampton County Industrial Development Authority, 5%, 6/1/35	440,000	505,045
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	274,246
Western Regional Jail Authority, 5%, 12/1/34	250,000	270,428

		1,441,029

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Tax-Free National Fund Portfolio of Investments (unaudited)

Washington - 1.2%
Washington, General Obligation, Series E, 5%, 2/1/29	205,000	210,612

West Virginia - 2.7%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	487,140

Wisconsin - 4.2%
Green Bay, Series A, 4%, 4/1/38	355,000	364,162
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	404,930

		769,092

TOTAL INVESTMENTS - 98.6% ( Cost $18,001,841 )		17,923,591
NET OTHER ASSETS AND LIABILITIES - 1.4%		257,681

TOTAL NET ASSETS - 100.0%		$18,181,272

(A)	Restricted. The cost of security acquired on 4/5/13 is $516,054. The value is $516,296, representing 2.8% of net assets.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
HUD SECT 8	HUD Insured Multifamily Housing.
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Intercept.
TCRS	Transferable Custodial Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
CORPORATE NOTES AND BONDS - 37.2%
Communication Services - 2.6%
Comcast Corp., 3.15%, 3/1/26	$1,000,000	$964,111
Walt Disney Co., 3.8%, 3/22/30	1,100,000	1,054,906

		2,019,017
Consumer Discretionary - 3.2%
Cummins, Inc., 1.5%, 9/1/30	1,000,000	813,421
Home Depot, Inc., 2.7%, 4/15/30	1,100,000	988,744
NIKE, Inc., 2.75%, 3/27/27	750,000	710,989

		2,513,154
Consumer Staples - 4.9%
Coca-Cola Co., 1%, 3/15/28	1,000,000	860,376
Hershey Co., 1.7%, 6/1/30	1,300,000	1,081,498
Kimberly-Clark Corp., 1.05%, 9/15/27	1,000,000	870,656
PepsiCo, Inc., 2.75%, 3/19/30	1,100,000	997,697

		3,810,227
Financials - 19.0%
Bank of America Corp., (SOFR + 1.010%) (A), 1.197%, 10/24/26	1,500,000	1,351,530
Bank of New York Mellon Corp., (SOFR + 1.802%) (A), 5.802%, 10/25/28	1,000,000	1,049,872
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	1,000,000	893,842
BlackRock, Inc., 3.5%, 3/18/24	1,000,000	987,554
Charles Schwab Corp., 0.9%, 3/11/26	1,000,000	894,208
Huntington National Bank, 3.55%, 10/6/23	1,000,000	990,184
JPMorgan Chase & Co., (3 mo. USD LIBOR + 1.155%) (A), 3.22%, 3/1/25	1,500,000	1,467,253
Mastercard, Inc., 3.3%, 3/26/27	750,000	727,268
Morgan Stanley, (SOFR + 2.240%) (A), 6.296%, 10/18/28	1,000,000	1,055,500
Public Storage, 1.95%, 11/9/28	1,000,000	875,937
State Street Corp., (SOFR + 0.940%) (A), 2.354%, 11/1/25	1,500,000	1,439,859
Truist Financial Corp., 2.85%, 10/26/24	1,250,000	1,216,232
Truist Financial Corp., (B), 1.95%, 6/5/30	1,000,000	830,418
Wells Fargo & Co., (SOFR + 1.087%) (A), 2.406%, 10/30/25	1,000,000	954,275

		14,733,932
Health Care - 1.6%
UnitedHealth Group, Inc., 2.875%, 3/15/23	1,200,000	1,197,695

Industrials - 1.1%
Emerson Electric Co., 2%, 12/21/28	1,000,000	878,250

Information Technology - 4.2%
Apple, Inc., 2.4%, 5/3/23	1,000,000	994,383
Salesforce, Inc., 3.25%, 4/11/23	1,300,000	1,296,203
Texas Instruments, Inc., 1.375%, 3/12/25	1,000,000	938,453

		3,229,039
Utilities - 0.6%
National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	500,000	445,964

Total Corporate Notes and Bonds ( Cost $31,118,561 )		28,827,278
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.6%
Fannie Mae - 8.6%
0.500%, 11/7/25	2,250,000	2,045,097
2.125%, 4/24/26	2,500,000	2,368,475

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

High Quality Bond Fund Portfolio of Investments (unaudited)

0.750%, 10/8/27 (B)	2,600,000	2,273,233

		6,686,805
Freddie Mac - 6.2%
0.375%, 4/20/23	2,500,000	2,476,082
0.375%, 7/21/25	2,500,000	2,280,971

		4,757,053
U.S. Treasury Notes - 45.8%
2.125%, 2/29/24	2,000,000	1,944,922
1.750%, 6/30/24	2,000,000	1,922,891
2.375%, 8/15/24	2,000,000	1,937,266
1.250%, 8/31/24	2,000,000	1,902,422
0.375%, 9/15/24	2,000,000	1,874,844
2.250%, 11/15/24	2,000,000	1,928,828
2.125%, 5/15/25	2,000,000	1,913,906
0.250%, 10/31/25	2,000,000	1,808,594
0.375%, 1/31/26	2,000,000	1,802,187
1.625%, 5/15/26	2,000,000	1,863,203
1.500%, 8/15/26	2,000,000	1,847,656
1.500%, 1/31/27	2,000,000	1,834,062
0.625%, 3/31/27	2,250,000	1,984,746
2.375%, 5/15/27	2,000,000	1,893,984
2.250%, 11/15/27	2,500,000	2,345,117
1.875%, 2/28/29	2,500,000	2,262,598
3.875%, 11/30/29	2,250,000	2,286,211
1.375%, 11/15/31	2,500,000	2,102,051

		35,455,488

Total U.S. Government and Agency Obligations ( Cost $50,163,430 )		46,899,346
	Shares
SHORT-TERM INVESTMENTS - 5.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 4.18%	913,241	913,241
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.35%	3,110,275	3,110,275

Total Short-Term Investments ( Cost $4,023,516 )		4,023,516

TOTAL INVESTMENTS - 103.0% ( Cost $85,305,507 )		79,750,140
NET OTHER ASSETS AND LIABILITIES - (3.0%)		(2,290,656)

TOTAL NET ASSETS - 100.0%		$77,459,484

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2023.
(B)	All or a portion of these securities, with an aggregate fair value of $3,054,655, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 4.4%
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	$144,072	$143,882
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	143,619	141,083
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	68,769	68,159
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	199,488	199,325
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	365,399	354,687
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	4,963	4,957
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	939,229	915,852
Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, 10/22/29	1,100,000	1,111,139
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25	1,000,000	969,076
JPMorgan Chase Bank NA, Series 2020-1, Class B (A), 0.991%, 1/25/28	160,281	158,104
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	318,815	311,635
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	338,656	326,748
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	302,049	290,458
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	391,479	369,729
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	284,078	275,445
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	954,946	942,435
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	467,575
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	1,350,000	1,340,940
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	347,449

Total Asset Backed Securities ( Cost $9,012,197 )		8,738,678
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	147,348	138,086
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (C) (D), 1.724%, 2/25/55	129,760	123,996
CIM Trust, Series 2021-J2, Class A4 (A) (C) (D), 2.5%, 4/25/51	534,278	475,675
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	554,799	23,027
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D), 5.06%, 10/25/33	409,833	407,318
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (D), 5.31%, 12/25/41	317,558	313,840
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	558,717	43,892
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	306,894	298,612
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	397,852	392,710
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	83,346	85,220
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	77,083	79,515
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	2,435,130	388,455
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	41,190	40,623
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (C) (D), 2.5%, 9/25/41	583,555	518,104
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D), 0.874%, 1/25/66	725,595	619,322
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	64,910	775
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (C) (D), 2.5%, 5/25/51	499,155	416,170
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D), 4%, 11/25/49	27,108	25,516
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D), 3.5%, 2/25/50	95,397	86,548
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D), 2.5%, 6/25/51	683,035	569,481
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (C) (D), 2.5%, 7/25/51	897,021	747,891
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	765,052	676,914
JPMorgan Mortgage Trust, Series 2021-14, Class A4 (A) (C) (D), 2.5%, 5/25/52	862,637	763,256
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	146,452	124,793
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	10,109	9,849
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	125,096	110,444
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	906,702	801,652

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C) (D), 2.5%, 12/25/51	666,185	589,437
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (C) (D), 2.5%, 1/25/52	463,885	408,563
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	293,776	261,364
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	166,891	156,840
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	13,752	13,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (C) (D), 2.5%, 9/25/51	657,052	547,817

Total Collateralized Mortgage Obligations ( Cost $11,959,428 )		10,259,021
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	219,671	213,112
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	949,823
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (C) (D), 0.304%, 9/25/26	15,078,270	134,721
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	962,961
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	426,142
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.154%, 11/25/27	770,669	741,029
Federal National Mortgage Association-Aces, Series 2022-M1, Class A2 (C) (D), 1.669%, 10/25/31	1,250,000	1,024,736
FREMF Mortgage Trust, Series 2013-K33, Class B (A) (C) (D), 3.495%, 8/25/46	900,000	889,702
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (C) (D), 3.719%, 1/25/48	750,000	726,407
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	722,000	-

Total Commercial Mortgage-Backed Securities ( Cost $6,329,589 )		6,068,633
CORPORATE NOTES AND BONDS - 27.9%
Communication Services - 2.3%
AT&T, Inc., 4.75%, 5/15/46	500,000	458,544
CCO Holdings LLC/CCO Holdings Capital Corp. (A) (E), 4.75%, 3/1/30	300,000	262,815
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	497,018
Discovery Communications LLC, 5%, 9/20/37	250,000	219,918
eBay, Inc., 1.9%, 3/11/25	325,000	306,775
Expedia Group, Inc., 3.25%, 2/15/30	500,000	438,776
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	193,750
Meta Platforms, Inc., 3.85%, 8/15/32	250,000	231,929
Netflix, Inc., 6.375%, 5/15/29	250,000	267,880
SBA Communications Corp., 3.875%, 2/15/27	350,000	323,263
VeriSign, Inc. (E), 2.7%, 6/15/31	500,000	428,830
Verizon Communications, Inc., 4.4%, 11/1/34	500,000	479,154
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	400,612
		4,509,264
Consumer Discretionary - 1.8%
7-Eleven, Inc. (A), 1.8%, 2/10/31	400,000	318,203
7-Eleven, Inc. (A), 2.5%, 2/10/41	250,000	175,184
Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	216,288
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	350,000	342,999
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	347,531
Home Depot, Inc., 3.35%, 4/15/50	250,000	199,006
Lowe's Cos., Inc., 3%, 10/15/50	500,000	341,013
Lowe's Cos., Inc., 4.25%, 4/1/52	750,000	632,641
Southwest Airlines Co., 5.125%, 6/15/27	500,000	503,833

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Tractor Supply Co., 1.75%, 11/1/30	550,000	436,972
		3,513,670
Consumer Staples - 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	500,000	460,261
Conagra Brands, Inc., 0.5%, 8/11/23	600,000	585,829
GE HealthCare Technologies, Inc. (A), 6.377%, 11/22/52	250,000	287,093
Hormel Foods Corp., 1.8%, 6/11/30	200,000	168,197
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	241,270
Mars, Inc. (A), 3.875%, 4/1/39	400,000	356,767
Mars, Inc. (A), 2.375%, 7/16/40	350,000	255,061
Performance Food Group, Inc. (A), 5.5%, 10/15/27	325,000	312,806
		2,667,284
Energy - 2.7%
Boardwalk Pipelines LP, 4.45%, 7/15/27	400,000	388,564
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	350,000	313,003
Energy Transfer LP, 5.25%, 4/15/29	275,000	277,050
EnLink Midstream Partners LP, 5.45%, 6/1/47	400,000	331,088
Enterprise Products Operating LLC, 5.35%, 1/31/33	500,000	518,503
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	387,899
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	274,353
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	566,627
MPLX LP, 2.65%, 8/15/30	350,000	298,004
ONEOK, Inc., 5.85%, 1/15/26	150,000	153,552
Phillips 66, 0.9%, 2/15/24	500,000	479,266
Phillips 66, 2.15%, 12/15/30	500,000	416,003
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	300,000	299,829
Valero Energy Corp., 6.625%, 6/15/37	500,000	555,102
Valero Energy Corp., 4%, 6/1/52	175,000	141,221
		5,400,064
Financials - 9.8%
Air Lease Corp., 2.875%, 1/15/26	500,000	468,474
Air Lease Corp., 1.875%, 8/15/26	250,000	222,526
American Express Co., 5.85%, 11/5/27	500,000	527,970
American International Group, Inc., 4.75%, 4/1/48	150,000	142,331
Athene Global Funding (A) (E), 1.45%, 1/8/26	500,000	444,986
AvalonBay Communities, Inc., 5%, 2/15/33	250,000	259,142
Bank of America Corp., Series N, (SOFR + 0.910%) (D), 1.658%, 3/11/27	400,000	360,806
Bank of America Corp., (5 year CMT + 2.000%) (D), 3.846%, 3/8/37	350,000	304,217
Bank of New York Mellon Corp., (SOFR + 2.074%) (D), 5.834%, 10/25/33	500,000	540,097
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	275,285
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	500,000	446,921
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	350,000	299,764
BlackRock, Inc., 2.1%, 2/25/32	350,000	290,105
Bread Financial Holdings, Inc. (A) (F), 4.75%, 12/15/24	500,000	453,750
Capital One Financial Corp., (SOFR + 2.057%) (D), 4.927%, 5/10/28	350,000	345,005
Capital One Financial Corp., (SOFR + 1.790%) (D), 3.273%, 3/1/30	350,000	309,383
Citigroup, Inc., (SOFR + 2.086%) (D), 4.91%, 5/24/33	350,000	344,717
Discover Financial Services, 6.7%, 11/29/32	500,000	532,445
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	231,946
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	322,290
Fifth Third Bancorp, (SOFR + 1.660%) (D), 4.337%, 4/25/33	350,000	329,932
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	215,994
GE HealthCare Technologies, Inc. (A), 5.6%, 11/15/25	750,000	762,006
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	400,000	331,526

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Goldman Sachs BDC, Inc., 2.875%, 1/15/26	400,000	374,112
Goldman Sachs Group, Inc., (SOFR + 0.913%) (D), 1.948%, 10/21/27	500,000	446,944
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (D), 2.487%, 8/15/36	700,000	526,199
Huntington National Bank, (SOFR + 1.205%) (D), 4.008%, 5/16/25	500,000	492,175
Intercontinental Exchange, Inc., 3.75%, 9/21/28	250,000	241,341
Intercontinental Exchange, Inc., 4.6%, 3/15/33	350,000	346,145
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	368,460
JPMorgan Chase & Co., (3 mo. USD SOFR + 0.695%) (D), 1.04%, 2/4/27	650,000	578,186
KeyBank NA, 5%, 1/26/33	250,000	249,747
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	176,262
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	110,870
M&T Bank Corp., 3.55%, 7/26/23	250,000	248,388
Morgan Stanley, (SOFR + 1.990%) (D), 2.188%, 4/28/26	175,000	164,379
Morgan Stanley, (SOFR + 1.020%) (D), 1.928%, 4/28/32	500,000	396,160
Morgan Stanley, (5 year CMT + 2.430%), 5.948%, 1/19/38	600,000	610,756
MPT Operating Partnership LP/MPT Finance Corp. (E), 5%, 10/15/27	250,000	211,334
NASDAQ, Inc., 1.65%, 1/15/31	450,000	355,365
Old Republic International Corp., 3.85%, 6/11/51	300,000	226,030
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	201,802
PNC Bank NA, 2.7%, 10/22/29	250,000	219,042
Public Storage, 1.95%, 11/9/28	250,000	218,984
Realty Income Corp., 4.85%, 3/15/30	400,000	399,916
Regions Financial Corp., 1.8%, 8/12/28	100,000	86,872
State Street Corp., (SOFR + 1.490%) (D), 3.031%, 11/1/34	250,000	218,745
Synchrony Financial, 7.25%, 2/2/33	275,000	274,585
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	224,643
Truist Bank, 2.25%, 3/11/30	325,000	272,648
Truist Financial Corp., (SOFR + 0.609%) (D), 1.267%, 3/2/27	500,000	451,661
Truist Financial Corp., (SOFR + 1.852%), 5.122%, 1/26/34	400,000	404,012
U.S. Bancorp, (SOFR + 1.660%) (D), 4.548%, 7/22/28	500,000	498,111
Wells Fargo & Co., (SOFR + 2.000%) (D), 2.188%, 4/30/26	350,000	329,103
Welltower OP LLC, 2.05%, 1/15/29	500,000	419,121
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	262,964
		19,366,680
Health Care - 2.0%
Baxter International, Inc., 2.272%, 12/1/28	400,000	348,556
Block, Inc., 2.75%, 6/1/26	450,000	408,978
Centene Corp., 2.45%, 7/15/28	500,000	433,420
Cigna Corp., 4.9%, 12/15/48	500,000	475,945
CVS Health Corp., 5.125%, 7/20/45	500,000	479,119
Gartner, Inc. (A), 4.5%, 7/1/28	400,000	379,996
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	207,673
Humana, Inc., 1.35%, 2/3/27	250,000	219,796
PerkinElmer, Inc., 0.55%, 9/15/23	425,000	412,098
UnitedHealth Group, Inc., 2.3%, 5/15/31	300,000	257,404
UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	210,475
Zoetis, Inc., 3%, 5/15/50	250,000	179,538
		4,012,998
Industrials - 3.1%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	482,554
Ball Corp., 4.875%, 3/15/26	475,000	467,887
Boeing Co., 2.196%, 2/4/26	400,000	369,021
Boeing Co., 5.805%, 5/1/50	350,000	354,614
Carlisle Cos., Inc., 3.5%, 12/1/24	500,000	484,168

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Carrier Global Corp., 3.577%, 4/5/50	200,000	154,713
Martin Marietta Materials, Inc., 3.2%, 7/15/51	500,000	366,037
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	304,683
Quanta Services, Inc., 2.9%, 10/1/30	500,000	428,327
TD SYNNEX Corp., 1.75%, 8/9/26	500,000	434,455
TD SYNNEX Corp., 2.65%, 8/9/31	250,000	198,537
Textron, Inc. (E), 2.45%, 3/15/31	250,000	209,142
TransDigm, Inc. (A), 6.25%, 3/15/26	475,000	473,260
United Rentals North America, Inc., 5.5%, 5/15/27	500,000	496,875
Vontier Corp., 1.8%, 4/1/26	300,000	260,622
WRKCo, Inc., 3.9%, 6/1/28	350,000	331,764
WRKCo, Inc., 3%, 6/15/33	300,000	253,368
		6,070,027
Information Technology - 2.2%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,141
Dell International LLC/EMC Corp., 8.35%, 7/15/46	87,000	104,668
Dell International LLC/EMC Corp., (A), 3.45%, 12/15/51	625,000	412,412
Fiserv, Inc., 3.5%, 7/1/29	750,000	696,005
HP, Inc., 2.65%, 6/17/31	600,000	484,974
Intuit, Inc., 1.65%, 7/15/30	250,000	206,571
Iron Mountain, Inc. (A), 4.5%, 2/15/31	275,000	235,645
Lam Research Corp., 1.9%, 6/15/30	200,000	167,772
Marvell Technology, Inc., 4.2%, 6/22/23	500,000	497,701
Oracle Corp., 3.95%, 3/25/51	750,000	579,960
Salesforce, Inc., 2.9%, 7/15/51	500,000	354,726
VMware, Inc., 2.2%, 8/15/31	500,000	395,482
Workday, Inc., 3.7%, 4/1/29	300,000	281,786
		4,426,843
Materials - 0.6%
Arconic Corp. (A), 6%, 5/15/25	250,000	247,567
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	250,000	252,877
International Flavors & Fragrances, Inc. (A), 3.468%, 12/1/50	500,000	367,519
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	291,305
		1,159,268
Utilities - 2.1%
AES Corp., 1.375%, 1/15/26	400,000	360,206
Ameren Illinois Co., 5.9%, 12/1/52	500,000	577,561
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	280,377
Duke Energy Corp., 3.75%, 9/1/46	500,000	395,226
Duke Energy Progress LLC, 3.7%, 10/15/46	1,000,000	805,747
Florida Power & Light Co., 2.875%, 12/4/51	700,000	505,299
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	190,166
NextEra Energy Capital Holdings, Inc., 1.9%, 6/15/28	600,000	524,431
PECO Energy Co., 3.05%, 3/15/51	750,000	545,790
		4,184,803

Total Corporate Notes and Bonds ( Cost $61,703,242 )		55,310,901
FOREIGN CORPORATE BONDS - 2.5%
Communication Services - 0.3%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	500,000	411,234
Vodafone Group PLC, 5%, 5/30/38	250,000	245,927
		657,161

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	243,222

Financials - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	449,389
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	241,404
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	446,764
Bank of Montreal, 5.203%, 2/1/28	400,000	407,292
Royal Bank of Canada, 4.9%, 1/12/28	400,000	403,187
Toronto-Dominion Bank, 5.156%, 1/10/28	400,000	407,580
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	293,671
UBS Group AG, (1 year CMT + 2.050%) (A) (D), 4.703%, 8/5/27	400,000	394,406
		3,043,693
Health Care - 0.5%
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	162,620
Royalty Pharma PLC, 3.55%, 9/2/50	500,000	350,351
STERIS Irish FinCo UnLtd Co. (E), 3.75%, 3/15/51	500,000	386,835
		899,806
Information Technology - 0.1%
Analog Devices, Inc., 1.7%, 10/1/28	100,000	86,892

Total Foreign Corporate Bonds ( Cost $5,406,305 )		4,930,774
MORTGAGE BACKED SECURITIES - 18.5%
Fannie Mae - 11.4%
3%, 9/1/30 Pool # 890696	304,456	296,217
3%, 12/1/30 Pool # AL8924	152,533	148,039
7%, 11/1/31 Pool # 607515	3,795	3,887
3.5%, 12/1/31 Pool # MA0919	103,440	102,598
6.5%, 3/1/32 Pool # 631377	12,752	13,205
6.5%, 5/1/32 Pool # 636758	785	813
7%, 5/1/32 Pool # 644591	395	395
6.5%, 6/1/32 Pool # 545691	20,943	21,947
3.5%, 8/1/32 Pool # MA3098	133,939	131,498
3.5%, 9/1/32 Pool # MA3126	94,606	92,879
5.5%, 11/1/33 Pool # 555880	27,951	28,869
5%, 5/1/34 Pool # 780890	12,567	12,899
4%, 2/1/35 Pool # MA2177	260,892	258,098
5%, 8/1/35 Pool # 829670	26,679	27,192
5%, 9/1/35 Pool # 820347	40,968	42,204
5%, 9/1/35 Pool # 835699	37,559	38,346
3.5%, 12/1/35 Pool # MA2473	253,916	248,713
4.5%, 12/1/35 Pool # 745147	4,177	4,223
5%, 12/1/35 Pool # 850561	10,763	11,021
6%, 11/1/36 Pool # 902510	34,484	36,399
6%, 10/1/37 Pool # 947563	32,641	34,521
6.5%, 12/1/37 Pool # 889072	24,899	26,441
6.5%, 8/1/38 Pool # 987711	59,482	63,852
3%, 11/1/39 Pool # MA3831	106,364	100,214
4%, 9/1/40 Pool # AE3039	267,449	264,719
4%, 1/1/41 Pool # AB2080	202,172	199,502
2.5%, 5/1/41 Pool # MA4334	1,346,966	1,221,147
5.5%, 7/1/41 Pool # AL6588	196,501	206,202
4%, 9/1/41 Pool # AJ1406	95,332	94,074
4%, 10/1/41 Pool # AJ4046	276,787	275,325

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 11/1/41 Pool # AB3867	103,585	99,919
2.5%, 3/1/42 Pool # MA4571	1,877,455	1,685,875
2.5%, 3/1/42 Pool # CB3076	714,382	639,265
4%, 3/1/42 Pool # AL1998	415,411	411,172
3.5%, 6/1/42 Pool # AO4134	453,061	437,029
3.5%, 8/1/42 Pool # AP2133	215,795	208,159
3%, 9/1/42 Pool # AP6568	53,512	50,264
3.5%, 9/1/42 Pool # AB6228	129,335	124,759
4%, 10/1/42 Pool # AP7363	285,505	281,441
3.5%, 1/1/43 Pool # AQ9326	267,178	257,720
3%, 2/1/43 Pool # AL3072	428,103	402,119
3.5%, 3/1/43 Pool # AT0310	213,091	205,547
3.5%, 4/1/43 Pool # AT2887	214,031	206,320
4%, 1/1/45 Pool # AS4257	67,878	66,814
4.5%, 10/1/46 Pool # MA2783	34,358	34,579
3%, 1/1/47 Pool # BE0108	355,690	330,367
2.5%, 12/1/47 Pool # FM3165	713,741	634,708
3%, 8/1/48 Pool # FS0517	848,353	786,645
4%, 11/1/50 Pool # FM5530	628,787	611,480
3.5%, 5/1/52 Pool # FS1866	978,220	918,622
4%, 5/1/52 Pool # CB3627	1,222,571	1,179,574
4%, 5/1/52 Pool # CB3678	977,318	945,817
4%, 5/1/52 Pool # FS1704	466,275	454,361
4%, 5/1/52 Pool # FS1818	730,654	706,736
3.5%, 6/1/52 Pool # CB3845	969,712	911,497
3.5%, 8/1/52 Pool # CB4361	983,452	924,411
4.5%, 8/1/52 Pool # CB4383	993,071	987,795
4.5%, 8/1/52 Pool # FS2605	496,797	490,285
4.5%, 9/1/52 Pool # FS2821	735,411	730,103
5%, 10/1/52 Pool # MA4785	976,724	979,185
5.5%, 10/1/52 Pool # MA4786	963,966	979,113
5%, 11/1/52 Pool # MA4806	983,891	986,370
		22,673,490
Freddie Mac - 7.1%
4.5%, 2/1/25 Pool # J11722	15,679	15,859
4.5%, 5/1/25 Pool # J12247	34,125	34,501
8%, 6/1/30 Pool # C01005	280	296
6.5%, 1/1/32 Pool # C62333	8,830	9,152
2.5%, 2/1/32 Pool # ZS8641	223,439	212,389
3.5%, 8/1/32 Pool # C91485	119,521	117,486
4%, 5/1/33 Pool # G18693	206,824	207,565
4.5%, 6/1/34 Pool # C01856	157,885	159,646
2.5%, 6/1/35 Pool # RC1421	341,746	319,627
6.5%, 11/1/36 Pool # C02660	3,521	3,731
5.5%, 1/1/37 Pool # G04593	104,245	109,449
5.5%, 11/1/37 Pool # A68787	65,645	68,958
5.5%, 12/1/38 Pool # G05267	161,952	170,110
4.5%, 8/1/39 Pool # G08361	165,188	167,860
3.5%, 11/1/40 Pool # G06168	149,217	144,055
2%, 3/1/41 Pool # RB5105	1,008,561	886,216
2.5%, 6/1/41 Pool # SC0151	842,038	763,372
4%, 10/1/41 Pool # Q04092	297,227	293,600
4.5%, 3/1/42 Pool # G07491	181,229	184,207
3%, 9/1/42 Pool # C04233	256,376	241,064

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

3%, 2/1/43 Pool # Q15767	182,610	171,705
3%, 4/1/43 Pool # V80025	195,112	183,456
3%, 4/1/43 Pool # V80026	191,909	180,445
3.5%, 8/1/44 Pool # Q27927	210,281	202,263
3%, 7/1/45 Pool # G08653	302,170	281,272
3.5%, 8/1/45 Pool # Q35614	229,077	219,916
3%, 11/1/45 Pool # G08675	249,671	232,300
3%, 1/1/46 Pool # G08686	318,324	295,983
3%, 10/1/46 Pool # G60722	334,141	310,016
3.5%, 11/1/47 Pool # Q52079	276,496	264,380
2.5%, 4/1/48 Pool # QA2240	845,516	750,981
3%, 7/1/49 Pool # QA1033	380,749	349,574
3.5%, 4/1/52 Pool # SD0960	1,208,420	1,142,156
3.5%, 5/1/52 Pool # RA7380	727,965	684,263
3.5%, 5/1/52 Pool # QE2363	718,509	673,507
5.5%, 11/1/52 Pool # SD8268	1,713,770	1,740,190
5.5%, 11/1/52 Pool # SD1859	989,214	1,012,670
4.5%, 12/1/52 Pool # SD1921	1,245,615	1,239,768
		14,043,988
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	3,472	3,586
6.5%, 4/20/31 Pool # 3068	1,715	1,803
4%, 4/15/39 Pool # 698089	11,883	11,767

		17,156

Total Mortgage Backed Securities ( Cost $38,438,038 )		36,734,634
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.4%
U.S. Treasury Bonds - 9.8%
6.625%, 2/15/27	2,000,000	2,212,734
5.375%, 2/15/31	1,250,000	1,407,275
4.500%, 5/15/38	1,250,000	1,384,131
2.250%, 5/15/41	4,250,000	3,375,928
3.750%, 8/15/41	4,750,000	4,760,762
3.000%, 5/15/45	1,000,000	875,547
3.000%, 5/15/47	750,000	654,961
3.375%, 11/15/48	500,000	468,594
1.250%, 5/15/50	3,000,000	1,746,914
1.875%, 2/15/51	3,750,000	2,562,598
		19,449,444
U.S. Treasury Notes - 26.6%
2.750%, 2/15/24	3,750,000	3,673,828
2.250%, 12/31/24	5,750,000	5,537,295
2.250%, 11/15/25	6,750,000	6,449,678
0.375%, 1/31/26	4,750,000	4,280,195
1.500%, 8/15/26	5,000,000	4,619,141
2.375%, 5/15/27	6,000,000	5,681,953
2.875%, 5/15/28	5,750,000	5,532,803
2.625%, 2/15/29	6,000,000	5,671,406
3.875%, 11/30/29	1,000,000	1,016,094
0.625%, 8/15/30	4,500,000	3,655,371
1.375%, 11/15/31	7,000,000	5,885,742
4.125%, 11/15/32	500,000	524,531

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

52,528,037

Total U.S. Government and Agency Obligations ( Cost $78,467,146 )	71,977,481
Shares
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (G), 4.18%	2,713,932	2,713,932
State Street Navigator Securities Lending Government Money Market Portfolio, (G) (H), 4.35%	2,092,528	2,092,528

Total Short-Term Investments ( Cost $4,806,460 )	4,806,460

TOTAL INVESTMENTS - 100.4% ( Cost $216,122,405 )	198,826,582
NET OTHER ASSETS AND LIABILITIES - (0.4%)	(853,892)

TOTAL NET ASSETS - 100.0%	$197,972,690

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of January 31, 2023.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate as of January 31, 2023.
(D)	Floating rate or variable rate note. Rate shown is as of January 31, 2023.
(E)	All or a portion of these securities, with an aggregate fair value of $2,055,487, are on loan as part of a securities lending program. See footnote (H) and Note 5 for details on the securities lending program.
(F)	Restricted. The cost of security acquired on 12/17/19 is $500,000. The value is $453,750, representing 0.2% of net assets.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 70.0%
Communication Service - 2.1%
Comcast Corp., Class A	90,600	$3,565,110

Consumer Discretionary - 6.8%
Home Depot, Inc.	12,600	4,084,542
Lowe's Cos., Inc.	6,200	1,291,150
McDonald's Corp.	8,000	2,139,200
Starbucks Corp.	18,500	2,019,090
Target Corp.	10,450	1,798,863

		11,332,845
Consumer Staples - 5.2%
Archer-Daniels-Midland Co.	36,100	2,990,885
Coca-Cola Co.	31,450	1,928,514
PepsiCo, Inc.	10,875	1,859,843
Procter & Gamble Co.	12,500	1,779,750

		8,558,992
Energy - 7.6%
Baker Hughes Co.	108,200	3,434,268
Chevron Corp.	18,800	3,271,576
EOG Resources, Inc.	22,000	2,909,500
Kinder Morgan, Inc.	163,200	2,986,560

		12,601,904
Financials - 15.6%
Aflac, Inc.	40,200	2,954,700
BlackRock, Inc.	4,875	3,701,149
CME Group, Inc.	20,200	3,568,532
JPMorgan Chase & Co.	26,100	3,652,956
Morgan Stanley	34,350	3,343,285
Northern Trust Corp.	20,025	1,941,824
Travelers Cos., Inc.	18,400	3,516,608
U.S. Bancorp	65,400	3,256,920

		25,935,974
Health Care - 8.6%
Bristol-Myers Squibb Co.	34,900	2,535,485
CVS Health Corp.	20,092	1,772,516
Johnson & Johnson	24,350	3,979,277
Medtronic PLC	41,500	3,473,135
Pfizer, Inc.	58,200	2,570,112

		14,330,525
Industrials - 10.2%
Caterpillar, Inc.	15,200	3,834,808
Emerson Electric Co.	20,800	1,876,576
Fastenal Co.	43,950	2,221,673
Honeywell International, Inc.	15,525	3,236,652
PACCAR, Inc.	36,250	3,962,487
Union Pacific Corp.	8,900	1,817,291

		16,949,487

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 7.0%
Analog Devices, Inc.	8,025	1,376,047
Automatic Data Processing, Inc.	6,800	1,535,508
Cisco Systems, Inc.	85,700	4,171,019
Paychex, Inc.	10,950	1,268,667
Texas Instruments, Inc.	18,150	3,216,361

		11,567,602
Materials - 3.4%
Air Products & Chemicals, Inc.	12,000	3,846,120
Newmont Corp.	35,400	1,873,722

		5,719,842
Real Estate - 1.5%
American Tower Corp., REIT	11,125	2,485,214

Utilities - 2.0%
Dominion Energy, Inc.	52,600	3,347,464

Total Common Stocks ( Cost $87,360,328 )		116,394,959
	Par Value
ASSET BACKED SECURITIES - 0.8%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$67,022	65,839
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	34,384	34,080
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	67,360	67,305
Dell Equipment Finance Trust, Series 2021-1, Class A3 (A), 0.43%, 5/22/26	123,431	121,397
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	78,300	76,004
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	2,978	2,974
Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, 10/22/29	150,000	151,519
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	100,683	96,819
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	113,885	107,558
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	94,693	91,815
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	171,890	169,638
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	150,000	140,272
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	91,667	91,052
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	99,271

Total Asset Backed Securities ( Cost $1,352,006 )		1,315,543
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C)	142,474	126,847
Federal Home Loan Mortgage Corp. REMICS, Series 3187, Class Z	95,950	97,190
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C)	92,212	91,647
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (C)	127,023	125,536
Federal National Mortgage Association REMICS, Series 2011-31, Class DB	70,147	68,254
Federal National Mortgage Association REMICS, Series 2011-36, Class QB	99,463	98,177
Federal National Mortgage Association REMICS, Series 2005-79, Class LT	36,133	37,273
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO	830,809	132,532
Federal National Mortgage Association REMICS, Series 2016-21, Class BA	16,476	16,249
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C)	83,365	74,015
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (B) (C)	166,385	138,723
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C)	29,312	26,593
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C)	195,153	162,709
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C)	112,128	93,486

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C)	267,768	236,920
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C)	58,581	49,917
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C)	2,022	1,970
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C)	303,927	268,714
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C)	177,649	157,183
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C)	185,554	163,425
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C)	140,892	125,348
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C)	83,446	78,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C)	22,805	22,082

Total Collateralized Mortgage Obligations ( Cost $2,639,229 )		2,393,210

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	137,294	133,195
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	577,777
Federal National Mortgage Association-Aces, Series 2013-M12, Class APT (B) (C), 2.561%, 3/25/23	33,060	32,893
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.154%, 11/25/27	214,075	205,842
Federal National Mortgage Association-Aces, Series 2022-M1, Class A2 (B) (C), 1.669%, 10/25/31	250,000	204,947
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.719%, 1/25/48	240,000	232,450
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	534000	-

Total Commercial Mortgage-Backed Securities ( Cost $1,440,800 )		1,387,104

CORPORATE NOTES AND BONDS - 8.7%
Communication Services - 1.1%
AT&T, Inc., 2.25%, 2/1/32	125,000	101,812
AT&T, Inc., 4.75%, 5/15/46	200,000	183,418
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	200,000	198,807
Comcast Corp., 4.15%, 10/15/28	275,000	272,096
Discovery Communications LLC, 5%, 9/20/37	125,000	109,959
eBay, Inc., 1.9%, 3/11/25	50,000	47,196
eBay, Inc. (D), 2.6%, 5/10/31	250,000	212,638
Expedia Group, Inc., 3.25%, 2/15/30	200,000	175,511
Meta Platforms, Inc., 3.85%, 8/15/32	100,000	92,772
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	92,820
Verizon Communications, Inc., 4.329%, 9/21/28	150,000	147,663
Verizon Communications, Inc., 3.875%, 2/8/29	100,000	96,071

		1,730,763
Consumer Discretionary - 0.7%
7-Eleven, Inc. (A), 1.8%, 2/10/31	100,000	79,551
Hilton Domestic Operating Co., Inc. (A) (D), 5.375%, 5/1/25	100,000	99,294
Home Depot, Inc., 3.35%, 4/15/50	100,000	79,603
Lowe's Cos., Inc., 3%, 10/15/50	250,000	170,506
Lowe's Cos., Inc., 4.25%, 4/1/52	125,000	105,440
McDonald's Corp., 4.875%, 12/9/45	300,000	295,151
Southwest Airlines Co., 5.25%, 5/4/25	50,000	50,310
Southwest Airlines Co., 5.125%, 6/15/27	200,000	201,533
Tractor Supply Co., 1.75%, 11/1/30	125,000	99,312

		1,180,700
Consumer Staples - 0.5%
Conagra Brands, Inc., 0.5%, 8/11/23	150,000	146,457

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

GE HealthCare Technologies, Inc. (A), 6.377%, 11/22/52	100,000	114,837
Hormel Foods Corp., 1.8%, 6/11/30	100,000	84,099
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	75,000	60,318
Mars, Inc. (A), 2.375%, 7/16/40	250,000	182,186
Mars, Inc. (A), 3.95%, 4/1/49	200,000	173,663
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	48,124
Sysco Corp., 5.95%, 4/1/30	42,000	44,992

		854,676
Energy - 1.5%
BP Capital Markets America, Inc., 3.119%, 5/4/26	200,000	191,992
ConocoPhillips Co., 4.15%, 11/15/34	129,000	118,592
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	150,000	134,144
Energy Transfer LP, 5.25%, 4/15/29	75,000	75,559
Enterprise Products Operating LLC, 5.35%, 1/31/33	125,000	129,626
Exxon Mobil Corp., 4.114%, 3/1/46	125,000	113,288
Kinder Morgan, Inc., 5.55%, 6/1/45	200,000	193,950
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	99,765
MPLX LP, 4.8%, 2/15/29	150,000	148,371
MPLX LP, 2.65%, 8/15/30	100,000	85,144
Phillips 66, 2.15%, 12/15/30	200,000	166,401
Phillips 66, 4.65%, 11/15/34	150,000	147,494
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	278,199
Valero Energy Corp., 6.625%, 6/15/37	250,000	277,551
Valero Energy Corp., 4%, 6/1/52	50,000	40,349
Valero Energy Partners LP, 4.5%, 3/15/28	300,000	296,731

		2,497,156
Financials - 2.6%
Air Lease Corp., 1.875%, 8/15/26	100,000	89,010
Bank of America Corp., Series N, (SOFR + 0.910%) (C), 1.658%, 3/11/27	200,000	180,403
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	150,000	130,379
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	78,653
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	100,000	85,647
BlackRock, Inc., 2.1%, 2/25/32	150,000	124,331
Capital One Financial Corp., (SOFR+ 2.057%) (C), 4.927%, 5/10/28	125,000	123,216
Capital One Financial Corp., (SOFR+ 1.790%) (C), 3.273%, 3/1/30	100,000	88,395
Cboe Global Markets, Inc., 3.65%, 1/12/27	130,000	126,532
Citigroup, Inc., (SOFR+ 2.086%) (C), 4.91%, 5/24/33	75,000	73,868
Empower Finance 2020 LP (A), 3.075%, 9/17/51	100,000	66,270
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	115,103
Fifth Third Bancorp, (SOFR+ 1.660%) (C), 4.337%, 4/25/33	125,000	117,833
GLP Capital LP/GLP Financing II, Inc. (D), 3.25%, 1/15/32	100,000	82,881
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	100,000	93,528
Goldman Sachs Group, Inc., (SOFR+ 0.913%) (C), 1.948%, 10/21/27	200,000	178,777
Healthpeak Properties, Inc., 3.25%, 7/15/26	50,000	47,643
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (C), 2.487%, 8/15/36	200,000	150,343
Intercontinental Exchange, Inc., 4.6%, 3/15/33	100,000	98,899
Jefferies Financial Group, Inc., 2.625%, 10/15/31	125,000	102,350
JPMorgan Chase & Co., (3 mo. USD SOFR + 0.695%) (C), 1.04%, 2/4/27	200,000	177,903
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	88,131
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	25,000	18,478
Morgan Stanley, 3.875%, 1/27/26	100,000	97,536
Morgan Stanley, (SOFR+ 1.020%) (C), 1.928%, 4/28/32	100,000	79,232
Morgan Stanley, 5.948%, 1/19/38	100,000	101,793

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

NASDAQ, Inc., 1.65%, 1/15/31	175,000	138,197
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	100,000	80,721
PNC Financial Services Group, Inc., 3.45%, 4/23/29	300,000	283,625
Public Storage (D), 1.85%, 5/1/28	100,000	87,960
Realty Income Corp., 4.85%, 3/15/30	100,000	99,979
Synchrony Financial, 3.7%, 8/4/26	150,000	139,357
Synchrony Financial, 7.25%, 2/2/33	50,000	49,925
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	74,881
Truist Bank, 2.25%, 3/11/30	50,000	41,946
Truist Financial Corp., (SOFR+ 0.609%) (C), 1.267%, 3/2/27	200,000	180,664
Truist Financial Corp., 5.122%, 1/26/34	100,000	101,003
Wells Fargo & Co., (SOFR + 2.100%) (C), 2.393%, 6/2/28	100,000	90,482
Welltower OP LLC, 2.05%, 1/15/29	100,000	83,824
Weyerhaeuser Co., 3.375%, 3/9/33	150,000	131,482

		4,301,180
Health Care - 0.5%
Block, Inc., 2.75%, 6/1/26	100,000	90,884
Centene Corp., 2.45%, 7/15/28	150,000	130,026
Cigna Corp., 4.375%, 10/15/28	50,000	49,484
CVS Health Corp., 5.125%, 7/20/45	250,000	239,559
Gartner, Inc. (A) (D), 4.5%, 7/1/28	100,000	94,999
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	50,000	41,535
UnitedHealth Group, Inc., 3.7%, 8/15/49	50,000	42,095
Zoetis, Inc., 3%, 9/12/27	100,000	94,169
Zoetis, Inc., 3%, 5/15/50	100,000	71,815

		854,566
Industrials - 0.8%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	125,000	100,532
Boeing Co., 2.196%, 2/4/26	100,000	92,255
Boeing Co., 5.805%, 5/1/50	50,000	50,659
Martin Marietta Materials, Inc., 3.2%, 7/15/51	200,000	146,415
Otis Worldwide Corp., 2.565%, 2/15/30	125,000	108,816
Quanta Services, Inc., 2.9%, 10/1/30	150,000	128,498
TD SYNNEX Corp., 2.65%, 8/9/31	50,000	39,708
Textron, Inc. (D), 2.45%, 3/15/31	100,000	83,657
TransDigm, Inc. (A), 6.25%, 3/15/26	75,000	74,725
United Rentals North America, Inc., 5.5%, 5/15/27	200,000	198,750
Vulcan Materials Co., 3.5%, 6/1/30	100,000	91,265
WRKCo, Inc., 3.9%, 6/1/28	125,000	118,487

		1,233,767
Information Technology - 0.5%
Broadcom, Inc. (A), 3.187%, 11/15/36	10,000	7,618
Dell International LLC/EMC Corp., 8.35%, 7/15/46	19,000	22,858
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	150,000	98,979
HP, Inc., 2.65%, 6/17/31	200,000	161,658
Intel Corp., 3.734%, 12/8/47	272,000	215,081
Intuit, Inc., 1.65%, 7/15/30	125,000	103,285
Iron Mountain, Inc. (A), 4.5%, 2/15/31	50,000	42,845
Oracle Corp., 3.95%, 3/25/51	150,000	115,992
Salesforce, Inc., 2.9%, 7/15/51	100,000	70,945

		839,261
Materials - 0.2%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Celanese U.S. Holdings LLC, 6.165%, 7/15/27	100,000	101,151
DuPont de Nemours, Inc., 4.725%, 11/15/28	80,000	80,991
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	215,989

		398,131
Utilities - 0.3%
AES Corp., 1.375%, 1/15/26	150,000	135,077
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	100,135
Florida Power & Light Co., 2.875%, 12/4/51	150,000	108,278
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	76,067
PECO Energy Co., 3.05%, 3/15/51	193,000	140,450

		560,007

Total Corporate Notes and Bonds ( Cost $16,173,595 )		14,450,207

FOREIGN CORPORATE BONDS - 0.8%
Financials - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	150,000	134,816
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	144,843
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	150,000	134,029
Bank of Montreal, Series E, 3.3%, 2/5/24	110,000	108,231
Bank of Montreal, 5.203%, 2/1/28	100,000	101,823
Royal Bank of Canada, 4.9%, 1/12/28	100,000	100,797
Toronto-Dominion Bank, 5.156%, 1/10/28	100,000	101,895
Toronto-Dominion Bank, 4.456%, 6/8/32	100,000	97,890

		924,324
Health Care - 0.3%
Royalty Pharma PLC, 2.2%, 9/2/30	175,000	142,293
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	175,176
STERIS Irish FinCo UnLtd Co. (D), 3.75%, 3/15/51	150,000	116,050

		433,519

Total Foreign Corporate Bonds ( Cost $1,516,016 )		1,357,843

LONG TERM MUNICIPAL BONDS - 0.4%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	200,000	195,066
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	348,321
University of Massachusetts Building Authority Revenue, Series B, 6.573%, 5/1/39	35,000	35,052

Total Long Term Municipal Bonds ( Cost $629,322 )		578,439

MORTGAGE BACKED SECURITIES - 6.2%
Fannie Mae - 4.0%
3%, 9/1/30 Pool # 890696	63,838	62,110
3%, 12/1/30 Pool # AL8924	101,689	98,693
7%, 11/1/31 Pool # 607515	3,795	3,887
3.5%, 12/1/31 Pool # MA0919	164,793	163,451
7%, 5/1/32 Pool # 644591	632	632
3.5%, 8/1/32 Pool # MA3098	44,646	43,833
3.5%, 9/1/32 Pool # MA3126	38,491	37,788
5.5%, 10/1/33 Pool # 254904	19,673	20,525
4%, 2/1/35 Pool # MA2177	113,053	111,843
5%, 8/1/35 Pool # 829670	15,511	15,809
5%, 9/1/35 Pool # 835699	23,379	23,869
5%, 9/1/35 Pool # 820347	24,437	25,174

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

3%, 12/1/35 Pool # AS6267	83,372	79,586
5%, 12/1/35 Pool # 850561	6,551	6,709
4%, 6/1/36 Pool # AL8618	78,830	77,986
5.5%, 9/1/36 Pool # 831820	35,261	36,441
5.5%, 10/1/36 Pool # 901723	4,377	4,444
5.5%, 12/1/36 Pool # 903059	32,605	33,465
3%, 11/1/39 Pool # MA3831	53,182	50,107
2.5%, 5/1/41 Pool # MA4334	210,463	190,804
4.5%, 7/1/41 Pool # AB3274	58,785	59,691
5.5%, 7/1/41 Pool # AL6588	58,950	61,861
2.5%, 3/1/42 Pool # MA4571	234,682	210,734
2.5%, 3/1/42 Pool # CB3076	238,128	213,089
3.5%, 6/1/42 Pool # AO4134	106,186	102,429
4%, 6/1/42 Pool # MA1087	63,662	62,821
3.5%, 8/1/42 Pool # AP2133	64,739	62,448
3.5%, 8/1/42 Pool # AO8100	36,619	35,323
4%, 10/1/42 Pool # AP7363	122,359	120,617
3%, 2/1/43 Pool # AL3072	130,697	122,765
3%, 2/1/43 Pool # AB8563	69,344	65,134
3%, 2/1/43 Pool # AB8486	105,491	99,087
3%, 3/1/43 Pool # AB8818	103,141	96,880
3.5%, 3/1/43 Pool # AT0310	60,883	58,728
4%, 1/1/45 Pool # AS4257	35,725	35,165
4%, 1/1/45 Pool # MA2145	108,869	107,162
4.5%, 2/1/45 Pool # MA2193	66,154	66,580
3.5%, 12/1/45 Pool # AS6309	59,271	56,792
3%, 1/1/47 Pool # BE0108	118,563	110,122
2.5%, 12/1/47 Pool # FM3165	237,914	211,569
3.5%, 12/1/47 Pool # MA3210	111,253	106,076
4%, 7/1/48 Pool # MA3415	28,741	28,086
3%, 8/1/48 Pool # FS0517	212,088	196,661
4%, 11/1/50 Pool # FM5530	209,596	203,827
3.5%, 5/1/52 Pool # FS1866	244,555	229,655
4%, 5/1/52 Pool # FS1818	243,551	235,579
4%, 5/1/52 Pool # FS1704	139,883	136,308
4%, 5/1/52 Pool # CB3678	244,329	236,454
4%, 5/1/52 Pool # CB3627	489,028	471,829
3.5%, 6/1/52 Pool # CB3845	242,428	227,874
4.5%, 8/1/52 Pool # FS2605	248,399	245,142
4.5%, 8/1/52 Pool # CB4383	248,268	246,949
5%, 10/1/52 Pool # MA4785	244,181	244,796
5.5%, 10/1/52 Pool # MA4786	192,793	195,823
5%, 11/1/52 Pool # MA4806	491,946	493,185

		6,544,397
Freddie Mac - 2.2%
4.5%, 2/1/25 Pool # J11722	3,920	3,965
4.5%, 5/1/25 Pool # J12247	3,656	3,697
8%, 6/1/30 Pool # C01005	518	547
6.5%, 1/1/32 Pool # C62333	13,245	13,728
2.5%, 2/1/32 Pool # ZS8641	148,959	141,593
2.5%, 6/1/35 Pool # RC1421	113,915	106,542
4.5%, 8/1/39 Pool # G08361	82,594	83,930
3.5%, 11/1/40 Pool # G06168	79,153	76,414

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

2%, 3/1/41 Pool # RB5105	403,425	354,486
2.5%, 6/1/41 Pool # SC0151	210,509	190,843
4.5%, 9/1/41 Pool # Q03516	48,721	49,382
4%, 10/1/41 Pool # Q04092	70,254	69,396
3%, 8/1/42 Pool # G08502	70,559	66,345
3%, 9/1/42 Pool # C04233	47,201	44,382
3%, 4/1/43 Pool # V80026	127,939	120,297
3%, 4/1/43 Pool # V80025	130,075	122,304
3.5%, 8/1/44 Pool # Q27927	162,968	156,754
3%, 7/1/45 Pool # G08653	100,723	93,757
3.5%, 8/1/45 Pool # Q35614	114,539	109,958
3%, 10/1/46 Pool # G60722	108,596	100,755
4%, 3/1/47 Pool # Q46801	40,495	39,792
3.5%, 12/1/47 Pool # Q52955	144,104	137,774
2.5%, 4/1/48 Pool # QA2240	187,892	166,885
3%, 7/1/49 Pool # QA1033	113,196	103,928
3.5%, 4/1/52 Pool # SD0960	483,368	456,862
3.5%, 5/1/52 Pool # QE2363	239,503	224,502
3.5%, 5/1/52 Pool # RA7380	242,655	228,088
5.5%, 11/1/52 Pool # SD1859	148,382	151,900
5.5%, 11/1/52 Pool # SD8268	244,824	248,599

		3,667,405
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	4,861	5,020
6.5%, 4/20/31 Pool # 3068	2,859	3,006

		8,026

Total Mortgage Backed Securities ( Cost $10,755,490 )		10,219,828

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9%
U.S. Treasury Bonds - 2.8%
6.625%, 2/15/27	700,000	774,457
2.250%, 5/15/41	1,500,000	1,191,504
3.750%, 8/15/41	400,000	400,906
3.000%, 5/15/42	400,000	356,234
2.500%, 2/15/45	500,000	401,192
2.500%, 5/15/46	200,000	159,516
3.000%, 2/15/48	250,000	218,525
1.250%, 5/15/50	1,250,000	727,881
1.875%, 2/15/51	500,000	341,680

		4,571,895
U.S. Treasury Notes - 7.1%
2.250%, 12/31/24	750,000	722,256
2.000%, 8/15/25	1,500,000	1,426,875
2.250%, 11/15/25	1,750,000	1,672,139
0.375%, 1/31/26	1,500,000	1,351,641
1.500%, 8/15/26	1,500,000	1,385,742
2.375%, 5/15/27	505,000	478,231
0.375%, 9/30/27	300,000	258,035
2.875%, 5/15/28	1,100,000	1,058,449
2.625%, 2/15/29	1,000,000	945,234
3.875%, 11/30/29	250,000	254,024

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

0.625%, 8/15/30	1,500,000	1,218,457
1.375%, 11/15/31	1,290,000	1,084,658

11,855,741

Total U.S. Government and Agency Obligations ( Cost $18,420,135 )	16,427,636
Shares
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (E), 4.18%	1,432,974	1,432,974
State Street Navigator Securities Lending Government Money Market Portfolio, (E) (F), 4.35%	784,000	784,000

Total Short-Term Investments ( Cost $2,216,974 )	2,216,974

TOTAL INVESTMENTS - 100.3% ( Cost $142,503,895 )	166,741,743
NET OTHER ASSETS AND LIABILITIES - (0.3%)	(434,170)

TOTAL NET ASSETS - 100.0%	$166,307,573

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate as of January 31, 2023.
(C)	Floating rate or variable rate note. Rate shown is as of January 31, 2023.
(D)	All or a portion of these securities, with an aggregate fair value of $768,551, are on loan as part of a securities lending program. See footnote (F) and Note 5 for details on the securities lending program.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 69.9%
Communication Services - 5.8%
Alphabet, Inc., Class C * (A)	32,500	$3,245,775
Comcast Corp., Class A	27,500	1,082,125
Lumen Technologies, Inc.	189,000	992,250
T-Mobile U.S., Inc. * (A)	31,000	4,628,610

		9,948,760
Consumer Discretionary - 8.3%
Amazon.com, Inc. * (A)	33,000	3,403,290
Las Vegas Sands Corp. * (A)	99,000	5,841,000
Nordstrom, Inc. (B)	168,000	3,282,720
Target Corp. (A)	10,000	1,721,400

		14,248,410
Consumer Staples - 2.5%
Constellation Brands, Inc., Class A (A)	18,500	4,283,120

Energy - 13.2%
APA Corp. (A)	74,300	3,293,719
Baker Hughes Co. (A)	140,000	4,443,600
Diamondback Energy, Inc. (A)	25,000	3,653,000
EOG Resources, Inc. (A)	24,000	3,174,000
EQT Corp. (A)	75,000	2,450,250
Transocean Ltd. * (A)	850,000	5,729,000

		22,743,569
Financials - 7.9%
BlackRock, Inc. (A)	6,200	4,707,102
CME Group, Inc. (A)	20,800	3,674,528
JPMorgan Chase & Co. (A)	35,000	4,898,600
Morgan Stanley (A)	2,900	282,257

		13,562,487
Health Care - 6.5%
CVS Health Corp. (A)	46,300	4,084,586
Danaher Corp. (A)	12,000	3,172,560
Medtronic PLC (A)	47,100	3,941,799

		11,198,945
Industrials - 2.8%
3M Co. (A)	7,000	805,560
FedEx Corp. (A)	11,900	2,306,934
Jacobs Solutions, Inc. (A)	14,000	1,729,700

		4,842,194
Information Technology - 13.6%
Adobe, Inc. * (A)	10,500	3,888,570
Analog Devices, Inc. (A)	22,000	3,772,340
Ciena Corp. * (A)	44,500	2,314,890
Fiserv, Inc. * (A)	55,000	5,867,400
Microsoft Corp. (A)	14,000	3,469,340
PayPal Holdings, Inc. *	50,000	4,074,500

		23,387,040
Materials - 4.6%
Barrick Gold Corp.	206,000	4,027,300

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Newmont Corp. (A)				74,000	3,916,820

					7,944,120
Real Estate - 2.2%
American Tower Corp., REIT (A)				17,200	3,842,308

Utilities - 2.5%
AES Corp. (A)				157,000	4,303,370
Total Common Stocks ( Cost $128,776,974 )					120,304,323
EXCHANGE TRADED FUNDS - 0.7%
Stock Funds - 0.7%
VanEck Gold Miners ETF				36,500	1,168,730

Total Exchange Traded Funds ( Cost $1,399,225 )					1,168,730
SHORT-TERM INVESTMENTS - 32.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 4.18%				52,363,966	52,363,966
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.35%				3,164,604	3,164,604
Total Short-Term Investments ( Cost $55,528,570 )					55,528,570
TOTAL PUT OPTIONS PURCHASED - 0.9% ( Cost $2,148,006 )					1,519,000
TOTAL INVESTMENTS - 103.7% ( Cost $187,852,775 )					178,520,623
TOTAL CALL & PUT OPTIONS WRITTEN - (2.1%)					(3,680,920)
NET OTHER ASSETS AND LIABILITIES - (1.6%)					(2,761,930)
TOTAL NET ASSETS - 100.0%					$172,077,773
*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $106,845,428, represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities, with an aggregate fair value of $3,212,278, are on loan as part of a securities lending program. See footnote (C) and Note 5 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
Purchased Option Contracts Outstanding at January 31, 2023
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put Option Purchased
S&P 500 Index	$3,900	3/17/23	350	$ 136,500,000	$1,519,000	$2,148,006	$(629,006)
Total Put Options Purchased					$1,519,000	$2,148,006	$(629,006)
Written Option Contracts Outstanding at January 31, 2023
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
3M Co.	$135.00	2/17/23	(70)	$(945,000.00)	$(175)	$(12,884)	$12,709
Adobe, Inc.	380.00	3/17/23	(105)	(3,990,000)	(154,613)	(94,631)	(59,982)
AES Corp.	$30.00	2/17/23	$(750.00)	(2,250,000)	—	(55,500)	55,500
AES Corp.	30.00	5/19/23	(400)	(1,200,000)	(27,000)	(21,592)	(5,408)
Alphabet, Inc., Class C	100.00	2/17/23	(325)	(3,250,000)	(125,125)	(58,470)	(66,655)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Amazon.com, Inc.	100.00	2/17/23	(330)	(3,300,000)	(231,000)	(71,533)	(159,467)
American Tower Corp., REIT	220.00	2/17/23	(42)	(924,000)	(33,180)	(22,637)	(10,543)
American Tower Corp. REIT	230.00	3/17/23	(130)	(2,990,000)	(80,600)	(67,466)	(13,134)
Analog Devices, Inc.	175.00	2/17/23	(220)	(3,850,000)	(79,200)	(107,085)	27,885
APA Corp.	52.50	2/17/23	(343)	(1,800,750)	(2,744)	(42,525)	39,781
APA Corp.	50.00	3/17/23	(400)	(2,000,000)	(39,200)	(62,671)	23,471
Baker Hughes Co.	33.00	2/17/23	(350)	(1,155,000)	(14,875)	(24,143)	9,268
Baker Hughes Co.	35.00	4/21/23	(302)	(1,057,000)	(25,670)	(37,294)	11,624
BlackRock, Inc.	750.00	2/17/23	(62)	(4,650,000)	(155,000)	(117,189)	(37,811)
Ciena Corp.	50.00	2/17/23	(230)	(1,150,000)	(63,825)	(46,919)	(16,906)
Ciena Corp.	55.00	3/17/23	(215)	(1,182,500)	(37,087)	(32,035)	(5,052)
CME Group, Inc.	180.00	3/17/23	(208)	(3,744,000)	(82,160)	(55,716)	(26,444)
Constellation Brands, Inc.	235.00	3/17/23	(22)	(517,000)	(11,220)	(10,980)	(240)
CVS Health Corp.	100.00	2/17/23	(463)	(4,630,000)	(4,398)	(95,750)	91,352
Danaher Corp.	270.00	2/17/23	(120)	(3,240,000)	(45,000)	(85,978)	40,978
Diamondback Energy, Inc.	145.00	2/17/23	(250)	(3,625,000)	(118,750)	(126,940)	8,190
EOG Resources, Inc.	140.00	2/17/23	(90)	(1,260,000)	(8,775)	(26,908)	18,133
EOG Resources, Inc.	150.00	4/21/23	(150)	(2,250,000)	(35,250)	(53,846)	18,596
EQT Corp.	40.00	2/17/23	(450)	(1,800,000)	(3,150)	(53,541)	50,391
FedEx Corp.	200.00	3/17/23	(119)	(2,380,000)	(71,995)	(45,098)	(26,897)
Fiserv, Inc.	110.00	2/17/23	(324)	(3,564,000)	(53,460)	(74,908)	21,448
Fiserv, Inc.	110.00	3/17/23	(226)	(2,486,000)	(60,455)	(45,025)	(15,430)
Jacobs Solutions, Inc.	125.00	4/21/23	(140)	(1,750,000)	(77,000)	(58,656)	(18,344)
JPMorgan Chase & Co.	145.00	3/17/23	(190)	(2,755,000)	(41,135)	(57,641)	16,506
JPMorgan Chase & Co.	145.00	4/21/23	(160)	(2,320,000)	(59,200)	(42,667)	(16,533)
Las Vegas Sands Corp.	55.00	3/17/23	(495)	(2,722,500)	(273,488)	(72,413)	(201,075)
Las Vegas Sands Corp.	60.00	3/17/23	(495)	(2,970,000)	(122,265)	(74,031)	(48,234)
Medtronic PLC	82.50	3/17/23	(240)	(1,980,000)	(91,800)	(45,472)	(46,328)
Medtronic PLC	85.00	3/17/23	(231)	(1,963,500)	(57,173)	(41,592)	(15,581)
Microsoft Corp.	255.00	2/17/23	(140)	(3,570,000)	(38,850)	(106,955)	68,105
Morgan Stanley	90.00	2/17/23	(29)	(261,000)	(22,982)	(6,561)	(16,421)
Newmont Corp.	57.50	3/17/23	(740)	(4,255,000)	(61,420)	(81,377)	19,957
T-Mobile U.S., Inc.	150.00	2/17/23	(310)	(4,650,000)	(122,450)	(97,332)	(25,118)
Target Corp.	175.00	3/17/23	(100)	(1,750,000)	(73,750)	(51,302)	(22,448)
Transocean Ltd.	7.00	3/17/23	(8,500)	(5,950,000)	(442,000)	(356,837)	(85,163)
Total Call Options Written					$(3,047,420)	$(2,642,100)	$(405,320)
Put Options Written
S&P 500 Index	$3,700	3/17/23	(350)	(129,500,000)	$(633,500)	$(937,794)	$304,294
Total Options Written, at Value					$(3,680,920)	$(3,579,894)	$(101,026)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 99.0%
Communication Service - 3.0%
Comcast Corp., Class A	232,500	$9,148,875

Consumer Discretionary - 9.7%
Home Depot, Inc.	33,000	10,697,610
Lowe's Cos., Inc.	16,000	3,332,000
McDonald's Corp.	21,000	5,615,400
Starbucks Corp.	48,600	5,304,204
Target Corp.	27,000	4,647,780

		29,596,994
Consumer Staples - 7.3%
Archer-Daniels-Midland Co.	94,500	7,829,325
Coca-Cola Co.	82,500	5,058,900
PepsiCo, Inc.	28,800	4,925,376
Procter & Gamble Co.	32,800	4,670,064

		22,483,665
Energy - 10.8%
Baker Hughes Co.	284,000	9,014,160
Chevron Corp.	49,300	8,579,186
EOG Resources, Inc.	57,700	7,630,825
Kinder Morgan, Inc.	421,000	7,704,300

		32,928,471
Financials - 22.0%
Aflac, Inc.	105,500	7,754,250
BlackRock, Inc.	12,800	9,717,888
CME Group, Inc.	52,000	9,186,320
JPMorgan Chase & Co.	68,500	9,587,260
Morgan Stanley	90,000	8,759,700
Northern Trust Corp.	51,500	4,993,955
Travelers Cos., Inc.	47,500	9,078,200
U.S. Bancorp	165,000	8,217,000

		67,294,573
Health Care - 12.1%
Bristol-Myers Squibb Co.	90,000	6,538,500
CVS Health Corp.	52,101	4,596,350
Johnson & Johnson	63,700	10,409,854
Medtronic PLC	105,000	8,787,450
Pfizer, Inc.	152,500	6,734,400

		37,066,554
Industrials - 14.5%
Caterpillar, Inc.	39,900	10,066,371
Emerson Electric Co.	54,500	4,916,990
Fastenal Co.	113,200	5,722,260
Honeywell International, Inc.	40,600	8,464,288
PACCAR, Inc.	95,000	10,384,450
Union Pacific Corp.	23,400	4,778,046

		44,332,405
Information Technology - 9.8%
Analog Devices, Inc.	21,000	3,600,870
Automatic Data Processing, Inc.	17,800	4,019,418

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Dividend Income Fund Portfolio of Investments (unaudited)

Cisco Systems, Inc.	224,500	10,926,415
Paychex, Inc.	28,300	3,278,838
Texas Instruments, Inc.	46,500	8,240,265

		30,065,806
Materials - 4.9%
Air Products & Chemicals, Inc.	31,400	10,064,014
Newmont Corp.	93,000	4,922,490

		14,986,504
Real Estate - 2.1%
American Tower Corp., REIT	28,500	6,366,615

Utilities - 2.8%
Dominion Energy, Inc.	135,200	8,604,128

Total Common Stocks ( Cost $245,489,791 )		302,874,590
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (A), 4.18%	2,555,817	2,555,817

Total Short-Term Investments ( Cost $2,555,817 )		2,555,817

TOTAL INVESTMENTS - 99.8% ( Cost $248,045,608 )		305,430,407
NET OTHER ASSETS AND LIABILITIES - 0.2%		602,334

TOTAL NET ASSETS - 100.0%		$306,032,741

(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 97.8%
Communication Services - 9.2%
Alphabet, Inc., Class C *	216,481	$21,619,957
Liberty Broadband Corp., Class C *	86,804	7,793,263

		29,413,220
Consumer Discretionary - 17.1%
Amazon.com, Inc. *	107,279	11,063,683
Dollar Tree, Inc. *	95,403	14,327,623
Lowe's Cos., Inc.	67,369	14,029,594
NIKE, Inc., Class B	25,167	3,204,514
TJX Cos., Inc.	148,765	12,177,903

		54,803,317
Financials - 25.1%
Capital Markets - 3.2%
Brookfield Asset Management Ltd., Class A *	56,744	1,852,692
Brookfield Corp., Class A	226,977	8,443,544

		10,296,236
Commercial Banks - 4.1%
US Bancorp	262,709	13,082,908

Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc., Class B *	39,358	12,260,804

Insurance - 14.0%
Arch Capital Group Ltd. *	316,366	20,358,152
Marsh & McLennan Cos., Inc.	70,753	12,375,408
Progressive Corp.	87,677	11,954,759

		44,688,319

		80,328,267
Health Care - 11.0%
Alcon, Inc.	176,210	13,252,754
Becton Dickinson & Co.	56,252	14,187,880
Danaher Corp.	29,151	7,706,941

		35,147,575
Industrials - 15.3%
Copart, Inc. *	132,056	8,796,250
Ferguson PLC	40,013	5,695,450
Jacobs Solutions, Inc.	90,443	11,174,233
PACCAR, Inc.	120,324	13,152,617
Parker-Hannifin Corp.	30,830	10,050,580

		48,869,130
Information Technology - 20.1%
Accenture PLC, Class A	27,086	7,558,348
Adobe, Inc. *	13,634	5,049,216
Analog Devices, Inc.	75,617	12,966,047
Black Knight, Inc. *	89,593	5,428,440
Fiserv, Inc. *	124,766	13,310,037
TE Connectivity Ltd.	67,262	8,552,363
Visa, Inc., Class A	48,690	11,208,925

		64,073,376

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Investors Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $189,255,656 )		312,634,885
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (A), 4.18%	6,646,954	6,646,954

Total Short-Term Investments ( Cost $6,646,954 )		6,646,954

TOTAL INVESTMENTS - 99.9% ( Cost $195,902,610 )		319,281,839
NET OTHER ASSETS AND LIABILITIES - 0.1%		301,535

TOTAL NET ASSETS - 100.0%		$319,583,374

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 94.7%
Communication Services - 6.7%
Alphabet, Inc., Class C *	3,809	$380,405
Walt Disney Co. *	2,124	230,433

		610,838
Consumer Discretionary - 12.1%
Home Depot, Inc.	726	235,347
McDonald's Corp.	303	81,022
NIKE, Inc., Class B	1,882	239,635
Target Corp.	1,875	322,763
TJX Cos., Inc.	2,849	233,219

		1,111,986
Consumer Staples - 8.5%
Costco Wholesale Corp.	701	358,309
Estee Lauder Cos., Inc., Class A	347	96,147
Nestle SA, ADR	1,196	146,169
PepsiCo, Inc.	472	80,721
Procter & Gamble Co.	694	98,812

		780,158
Financials - 11.4%
BlackRock, Inc.	332	252,058
JPMorgan Chase & Co.	1,792	250,808
Progressive Corp.	1,891	257,838
U.S. Bancorp	5,718	284,756

		1,045,460
Health Care - 17.1%
Becton Dickinson & Co.	871	219,684
Bristol-Myers Squibb Co.	3,248	235,967
Danaher Corp.	1,329	351,361
Eli Lilly & Co.	1,144	393,708
UnitedHealth Group, Inc.	598	298,516
Vertex Pharmaceuticals, Inc. *	204	65,912

		1,565,148
Industrials - 5.9%
Jacobs Solutions, Inc.	1,932	238,698
Union Pacific Corp.	620	126,598
United Parcel Service, Inc., Class B	943	174,672

		539,968
Information Technology - 24.5%
Accenture PLC, Class A	672	187,522
Analog Devices, Inc.	1,166	199,934
Apple, Inc.	2,451	353,655
Automatic Data Processing, Inc.	495	111,776
Cisco Systems, Inc.	2,104	102,402
Microsoft Corp.	1,935	479,512
QUALCOMM, Inc.	1,650	219,796
TE Connectivity Ltd.	1,631	207,382
Visa, Inc., Class A	1,658	381,688

		2,243,667

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Sustainable Equity Fund Portfolio of Investments (unaudited)

Materials - 4.7%
Ecolab, Inc.	1,122	173,719
Linde PLC	790	261,443

		435,162
Real Estate - 1.5%
American Tower Corp., REIT	620	138,502

Utilities - 2.3%
NextEra Energy, Inc.	2,894	215,979

TOTAL INVESTMENTS - 94.7% ( Cost $9,059,692 )		8,686,868
NET OTHER ASSETS AND LIABILITIES - 5.3%		484,590

TOTAL NET ASSETS - 100.0%		$9,171,458

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 94.4%
Communication Services - 6.3%
Liberty Broadband Corp., Class C *	315,841	$28,356,205
Liberty Media Corp.-Liberty Formula One, Class A *	133,808	8,520,893
Take-Two Interactive Software, Inc. *	77,751	8,803,746

		45,680,844
Consumer Discretionary - 18.3%
CarMax, Inc. *	272,950	19,229,327
Dollar Tree, Inc. *	221,627	33,283,943
Floor & Decor Holdings, Inc., Class A *	249,927	22,685,874
Ross Stores, Inc.	369,182	43,633,621
Thor Industries, Inc.	150,394	14,337,060

		133,169,825
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	102,225	6,806,141

Financials - 28.6%
Capital Markets - 5.8%
Brookfield Asset Management Ltd., Class A * (A)	100,290	3,274,469
Brookfield Corp., Class A	401,162	14,923,226
Moelis & Co., Class A	513,584	24,010,052
		42,207,747
Commercial Banks - 1.5%
Glacier Bancorp, Inc.	238,405	10,868,884

Insurance - 21.3%
Arch Capital Group Ltd. *	976,034	62,807,788
Brown & Brown, Inc.	493,421	28,894,734
Markel Corp. *	14,339	20,203,364
Progressive Corp.	170,178	23,203,770
W R Berkley Corp.	280,582	19,680,022
		154,789,678
		207,866,309
Health Care - 3.7%
Laboratory Corp. of America Holdings	107,754	27,166,938
Industrials - 14.2%
Armstrong World Industries, Inc.	133,321	10,320,379
Carlisle Cos., Inc.	105,946	26,577,614
Copart, Inc. *	376,899	25,105,242
Expeditors International of Washington, Inc.	124,133	13,424,984
PACCAR, Inc.	253,733	27,735,54
		103,163,773
Information Technology - 22.4%
Amphenol Corp., Class A	282,201	22,511,174
Arista Networks, Inc. *	188,975	23,814,629
Black Knight, Inc. *	259,620	15,730,376
CDW Corp.	135,718	26,604,799
Gartner, Inc. *	127,623	43,154,441
Microchip Technology, Inc.	110,551	8,580,969
MKS Instruments, Inc.	221,228	22,636,049

		163,032,437

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $385,677,726 )		686,886,267
SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 4.18%	26,699,005	26,699,005
State Street Navigator Securities Lending Government Money Market Portfolio, (B) (C), 4.35%	2,538,430	2,538,430

Total Short-Term Investments ( Cost $29,237,435 )		29,237,435

TOTAL INVESTMENTS - 98.4% ( Cost $414,915,161 )		716,123,702
NET OTHER ASSETS AND LIABILITIES - 1.6%		11,506,131

TOTAL NET ASSETS - 100.0%		$727,629,833

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $2,569,914, are on loan as part of a securities lending program. See footnote (C) and Note 5 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 91.8%
Communication Services - 8.8%
Cogent Communications Holdings, Inc.	70,198	$4,813,477
Gogo, Inc. *	248,169	4,161,794
Magnite, Inc. *	295,060	3,564,325
Radius Global Infrastructure, Inc., Class A *	348,899	4,699,669

		17,239,265
Consumer Discretionary - 9.6%
Ollie's Bargain Outlet Holdings, Inc. *	35,615	1,950,277
OneSpaWorld Holdings Ltd. *	600,086	6,306,904
Revolve Group, Inc. * (A)	92,372	2,636,297
Shake Shack, Inc., Class A *	80,291	4,566,952
Xometry, Inc., Class A *	66,953	2,344,694
YETI Holdings, Inc. *	19,997	895,066

		18,700,190
Consumer Staples - 8.9%
Edgewell Personal Care Co.	113,532	4,865,981
Hain Celestial Group, Inc. *	154,502	3,170,381
Primo Water Corp.	327,631	5,127,425
Simply Good Foods Co. *	117,242	4,255,885

		17,419,672
Financials - 8.9%
Arch Capital Group Ltd. *	44,045	2,834,296
Axis Capital Holdings Ltd.	84,414	5,281,784
BRP Group, Inc., Class A *	147,286	4,219,744
Texas Capital Bancshares, Inc. *	76,010	5,021,980

		17,357,804
Health Care - 6.1%
Encompass Health Corp.	111,458	6,960,552
Globus Medical, Inc., Class A *	66,365	5,010,558

		11,971,110
Industrials - 16.4%
Armstrong World Industries, Inc.	48,034	3,718,312
Carlisle Cos., Inc.	14,871	3,730,539
Concrete Pumping Holdings, Inc. *	131,400	1,069,596
Crane Holdings Co.	31,831	3,689,531
Helios Technologies, Inc.	31,418	2,073,588
Hillman Solutions Corp. *	404,900	3,887,040
Robert Half International, Inc.	24,103	2,023,688
Saia, Inc. *	11,451	3,123,604
WillScot Mobile Mini Holdings Corp. *	180,214	8,733,170

		32,049,068
Information Technology - 25.8%
Communications Equipment - 1.6%
Ciena Corp. *	58,802	3,058,880

Electronic Equipment, Instruments & Components - 4.6%
CTS Corp.	92,427	4,113,926
National Instruments Corp.	89,734	4,845,636

		8,959,562

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

Small Cap Fund Portfolio of Investments (unaudited)

Semiconductors & Semiconductor Equipment - 5.1%
Entegris, Inc.	56,577	4,566,330
FormFactor, Inc. *	93,388	2,627,938
Power Integrations, Inc.	32,163	2,768,913

		9,963,181
Software - 14.5%
Alteryx, Inc., Class A *	79,731	4,424,273
Box, Inc., Class A *	195,284	6,247,135
CommVault Systems, Inc. *	56,131	3,493,032
Model N, Inc. *	92,249	3,658,596
New Relic, Inc. *	76,826	4,690,227
PTC, Inc. *	43,375	5,850,420

		28,363,683

		50,345,306
Materials - 7.3%
Chemours Co.	76,606	2,787,692
Huntsman Corp.	94,564	2,996,733
Olin Corp.	59,410	3,837,292
Summit Materials, Inc., Class A *	140,604	4,620,248

		14,241,965

Total Common Stocks ( Cost $136,240,136 )		179,324,380
SHORT-TERM INVESTMENTS - 8.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 4.18%	15,742,882	15,742,882
State Street Navigator Securities Lending Government Money Market Portfolio, (B) (C), 4.35%	362,561	362,561

Total Short-Term Investments ( Cost $16,105,443 )		16,105,443

TOTAL INVESTMENTS - 100.0% ( Cost $152,345,579 )		195,429,823
NET OTHER ASSETS AND LIABILITIES - 0.0%		(38,635)

TOTAL NET ASSETS - 100.0%		$195,391,188

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $366,282, are on loan as part of a securities lending program. See footnote (C) and Note 5 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.2%
Australia - 2.0%
Treasury Wine Estates Ltd. (A)	26,323	$271,078

Brazil - 3.5%
Itau Unibanco Holding SA, ADR	29,225	145,540
Pagseguro Digital Ltd., Class A *	17,198	173,528
XP, Inc., Class A *	9,413	167,740

		486,808
Canada - 5.7%
Cameco Corp.	12,179	341,134
Canadian Pacific Railway Ltd.	2,053	161,982
Manulife Financial Corp. (B)	14,607	289,218

		792,334
China - 7.8%
Alibaba Group Holding Ltd., ADR *	2,940	323,988
Meituan, Class B * (A)	744	16,575
Ping An Insurance Group Co. of China Ltd., Class H (A)	48,878	381,520
Tencent Holdings Ltd. (A)	7,440	362,629

		1,084,712
Denmark - 1.6%
Genmab AS * (A)	577	225,705

France - 9.5%
Air Liquide SA (A)	1,436	228,846
Airbus SE (A)	2,633	329,920
EssilorLuxottica SA (A)	811	148,400
Hermes International (A)	84	157,424
LVMH Moet Hennessy Louis Vuitton SE (A)	249	217,523
Worldline SA * (A)	5,129	232,364

		1,314,477
Germany - 10.2%
adidas AG (A)	1,338	214,460
Deutsche Telekom AG (A)	12,089	268,954
KION Group AG (A)	7,496	300,125
SAP SE, ADR	2,104	249,387
Siemens AG (A)	1,634	253,868
Symrise AG (A)	1,192	126,292

		1,413,086
Hong Kong - 1.8%
AIA Group Ltd. (A)	22,344	252,320

India - 7.1%
HDFC Bank Ltd., ADR	5,400	363,744
Infosys Ltd., ADR	10,834	203,679
Larsen & Toubro Ltd., GDR (A)	16,062	411,681

		979,104
Ireland - 1.8%
Kerry Group PLC, Class A (A)	2,571	241,357

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

International Stock Fund Portfolio of Investments (unaudited)

Israel - 1.3%
CyberArk Software Ltd. *	1,257	177,086

Italy - 1.5%
Ferrari NV	840	211,100

Japan - 15.5%
CyberAgent, Inc. (A) (B)	18,984	177,890
Keyence Corp. (A)	367	169,527
Lasertec Corp. (A)	1,200	238,441
Murata Manufacturing Co. Ltd. (A)	3,288	188,909
Nidec Corp. (A)	2,500	138,333
Pan Pacific International Holdings Corp. (A)	12,200	225,362
Shin-Etsu Chemical Co. Ltd. (A)	1,600	238,313
Shiseido Co. Ltd. (A)	3,100	161,761
Sony Group Corp. (A)	3,546	316,552
Toray Industries, Inc. (A)	47,679	293,066
		2,148,154
Mexico - 3.2%
Grupo Mexico SAB de CV, Series B	58,349	259,511
Wal-Mart de Mexico SAB de CV, ADR	4,720	184,552
		444,063
Netherlands - 4.1%
ASML Holding NV	442	292,091
NXP Semiconductors NV	1,480	272,779
		564,870
Norway - 1.3%
Norsk Hydro ASA (A)	21,840	176,947

Singapore - 2.1%
DBS Group Holdings Ltd. (A)	10,600	290,178

Switzerland - 6.6%
Lonza Group AG (A)	390	222,641
Nestle SA (A)	1,103	134,601
Partners Group Holding AG (A)	177	166,351
Roche Holding AG (A)	607	189,708
Sika AG (A)	721	205,270

		918,571
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,046	189,726

United Kingdom - 10.2%
AstraZeneca PLC (A)	2,217	290,068
Diageo PLC (A)	4,539	197,209
London Stock Exchange Group PLC (A)	2,100	192,399
Prudential PLC (A)	19,144	317,240
Shell PLC (A)	13,877	407,599
		1,404,515

Total Common Stocks ( Cost $14,416,411 )		13,586,191
SHORT-TERM INVESTMENTS - 4.5%
United States - 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 4.18%	216,059	216,059
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.35%	413,651	413,651

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2023

International Stock Fund Portfolio of Investments (unaudited)

Total Short-Term Investments ( Cost $629,710 )	629,710

TOTAL INVESTMENTS - 102.7% ( Cost $15,046,121 )	14,215,901
NET OTHER ASSETS AND LIABILITIES - (2.7%)	(378,450)

TOTAL NET ASSETS - 100.0%	$13,837,451

*	Non-income producing.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)	All or a portion of these securities, with an aggregate fair value of $405,053, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/23
Communication Services	5.8%
Consumer Discretionary	12.1%
Consumer Staples	8.7%
Energy	5.4%
Financials	18.5%
Health Care	7.7%
Industrials	11.6%
Information Technology	17.4%
Materials	11.0%
Short-Term Investments	4.5%
Net Other Assets and Liabilities	(2.7)%

See accompanying Notes to Portfolios of Investments.
        44

Madison Funds | January 31, 2023

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At January 31, 2023, there were no illiquid securities held in the funds.

3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Madison Funds | January 31, 2023

Notes to Portfolio of Investments (Unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2023, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of January 31, 2023, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

				Value at
Fund[1]	Level 1	Level 2	Level 3	1/31/23
Conservative Allocation
Investment Companies	$48,274,607.00	$—	$—	$48,274,607
Short-Term Investments	5,012,183	—	—	5,012,183
	53,286,790	—	—	53,286,790
Moderate Allocation
Investment Companies	93,452,467	—	—	93,452,467
Short-Term Investments	11,232,337	—	—	11,232,337
	104,684,804	—	—	104,684,804
Aggressive Allocation
Investment Companies	48,162,164	—	—	48,162,164
Short-Term Investments	12,593,693	—	—	12,593,693
	60,755,857	—	—	60,755,857
Tax-Free Virginia
Municipal Bonds	—	18,319,620	—	18,319,620

Tax-Free National
Municipal Bonds	—	17,923,591	—	17,923,591

High Quality Bond
Corporate Notes and Bonds	—	28,827,278	—	28,827,278
U.S. Government and Agency Obligations	—	46,899,346	—	46,899,346
Short-Term Investments	4,023,516	—	—	4,023,516
	4,023,516	75,726,624	—	79,750,140

Core Bond
Asset Backed Securities	—	8,738,678	—	8,738,678
Collateralized Mortgage Obligations	—	10,259,021	—	10,259,021
Collateralized Mortgage-Backed Securities	—	6,068,633	—	6,068,633
Corporate Notes and Bonds	—	55,310,901	—	55,310,901
Foreign Corporate Bonds	—	4,930,774	—	4,930,774
Mortgage Backed Securities	—	36,734,634	—	36,734,634

Madison Funds | January 31, 2023

Notes to Portfolio of Investments (Unaudited)

U.S. Government and Agency Obligations	—	71,977,481	—	71,977,481
Short-Term Investments	4,806,460	—	—	4,806,460
	4,806,460	194,020,122		198,826,582
Diversified Income
Common Stocks	116,394,959	—	—	116,394,959
Asset Backed Securities	—	1,315,543	—	1,315,543
Collateralized Mortgage Obligations	—	2,393,210	—	2,393,210
Collateralized Mortgage-Backed Securities	—	1,387,104	—	1,387,104
Corporate Notes and Bonds	—	14,450,207	—	14,450,207
Foreign Corporate Bonds	—	1,357,843	—	1,357,843
Long Term Municipal Bonds	—	578,439	—	578,439
Mortgage Backed Securities	—	10,219,828	—	10,219,828
U.S. Government and Agency Obligations	—	16,427,636		16,427,636
Short-Term Investments	2,216,974	—	—	2,216,974
	118,611,933	48,129,810	—	166,741,743
Covered Call & Equity Income
Assets:
Common Stocks	120,304,323	—	—	120,304,323
Exchange Traded Funds	1,168,730	—	—	1,168,730
Short-Term Investments	55,528,570	—	—	55,528,570
Put Options Purchased	1,519,000			1,519,000
	178,520,623	—	—	178,520,623
Liabilities:
Call Options Written	(3,680,920)	—	—	(3,680,920)

Dividend Income
Common Stocks	302,874,590	—	—	302,874,590
Short-Term Investments	2,555,817	—	—	2,555,817
	305,430,407	—	—	305,430,407
Investors
Common Stocks	312,634,885	—	—	312,634,885
Short-Term Investments	6,646,954	—	—	6,646,954
	319,281,839	—	—	319,281,839
Sustainable Equity
Short-Term Investments	8,686,868	—	—	8,686,868

Mid Cap
Common Stocks	686,886,267	—	—	686,886,267
Short-Term Investments	26,699,005	—	—	26,699,005
	713,585,272	—	—	713,585,272
Small Cap
Common Stocks	179,324,380	—	—	179,324,380
Short-Term Investments	16,105,443	—	—	16,105,443
	195,429,823	—	—	195,429,823
International Stock
Common Stocks
Australia	—	271,078	—	271,078
Brazil	486,808	—	—	486,808
Canada	792,334	—	—	792,334

Madison Funds | January 31, 2023

Notes to Portfolio of Investments (Unaudited)

China	323,988	760,724	—	1,084,712
Denmark	—	225,705	—	225,705
France	—	1,314,477	—	1,314,477
Germany	249,387	1,163,699	—	1,413,086
Hong Kong	—	252,320	—	252,320
India	979,104	—	—	979,104
Ireland	—	241,357	—	241,357
Israel	177,086	—	—	177,086
Italy	211,100	—	—	211,100
Japan	—	2,148,154	—	2,148,154
Mexico	184,552	259,511	—	444,063
Netherlands	564,870	—	—	564,870
Norway	—	176,947	—	176,947
Singapore	—	290,178	—	290,178
Switzerland	—	918,571	—	918,571
Taiwan	189,726	—	—	189,726
United Kingdom	—	1,404,515	—	1,404,515
Short-Term Investments	629,710	—	—	629,710
	4,788,665	9,427,236	—	14,215,901

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Madison Funds | January 31, 2023

Notes to Portfolio of Investments (Unaudited)

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of January 31, 2023 and their effects:

	Asset & Liability Presentation of Fair Values of Derivative Instruments

Fund	Underlying Risk	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$1,519,000	Options written	$(3,680,920)

4. FEDERAL INCOME TAX INFORMATION

At January 31, 2023, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$525,111	$(3,106,769)	$(2,581,658)
Moderate Allocation	2,638,637	(3,357,259)	(718,622)
Aggressive Allocation	2,311,117	(1,265,314)	1,045,803
Tax-Free Virginia	203,077	(490,815)	(287,738)
Tax-Free National	282,518	(360,768)	(78,250)
High Quality Bond	94,170	(5,649,537)	(5,555,367)
Core Bond	826,001	(18,121,824)	(17,295,823)
Diversified Income	31,850,984	(7,613,136)	24,237,848
Covered Call & Equity Income	4,115,302	(13,548,480)	(9,433,178)
Dividend Income	64,175,051	(6,790,252)	57,384,799
Investors	127,059,692	(3,680,463)	123,379,229
Mid Cap	310,093,778	(8,885,237)	301,208,541
Small Cap	45,276,455	(2,192,211)	43,084,244
Sustainable Equity	305,701	(678,525)	(372,824)
International Stock	1,356,297	(2,186,517)	(830,220)

5. SECURITIES LENDING

The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of January 31, 2023, the aggregate fair value of securities on loan for the Madison fund family was $21,948,122. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

Madison Funds | January 31, 2023

Notes to Portfolio of Investments (Unaudited)

Fund	Market Value	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$1,754,025	$1,727,142	$47,165
Moderate Allocation	1,345,685	1,258,150	110,725
Aggressive Allocation	6,416,192	5,592,504	907,746
High Quality	3,054,655	3,110,275	—
Core Bond	2,055,487	2,092,528	—
Diversified Income	768,551	784,000	—
Covered Call & Equity Income Fund	3,212,278	3,164,604	—
Mid Cap	2,569,914	2,538,430	—
Small Cap	366,282	362,561	—
International Stock	405,053	413,651	—
* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value or securities loaned.

6. CONCENTRATION OF RISK
Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.
The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Madison Funds | January 31, 2023

Notes to Portfolio of Investments (Unaudited)

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.